As filed with the Securities and Exchange Commission on April 14, 1999.
                                                             File No. 333-36329


                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                      POST-EFFECTIVE AMENDMENT NO. 2 TO
                                 FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                FORM N-8B-2

A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:


     _______   immediately upon filing pursuant to paragraph (b) of Rule 485
     ___X___   on May 3, 1999 pursuant to paragraph (b) of Rule 485
     _______   60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _______   on ___________ , 1999 pursuant to paragraph (a)(1) of Rule 485
     _______   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                             RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS



         Item No. of Form N-8B-2                  Caption In Prospectus
         -----------------------                  ---------------------
                   1.                    Cover Page
                   2.                    Cover Page
                   3.                    Not Applicable
                   4. Statement of Additional Information - Distribution of the Policies
                   5.                    About Us - Separate Account Five
                   6.                    About Us - Separate Account Five
                   7.                    Not required by Form S-6
                   8.                    Not required by Form S-6
                   9.                    Legal Proceedings
                   10.                   About Us - Separate Account Five; The
                                         Funds
                   11.                   About Us - Separate Account Five; The
                                         Funds
                   12.                   About Us - The Funds
                   13.                   Fee Table;  Charges and Deductions
                   14.                   Premiums
                   15.                   Premiums
                   16.                   Premiums
                   17.                   Making Withdrawals From Your Policy
                   18.                   About Us - The Funds; Charges and
                                         Deductions
                   19.                   Your Policy - Policy Rights
                   20.                   Not Applicable
                   21.                   Loans
                   22.                   Not Applicable
                   23.                   Not Applicable
                   24.                   Not Applicable
                   25.                   About Us - Hartford Life Insurance
                                         Company
                   26.                   Not Applicable
                   27.                   About Us - Hartford Life Insurance
                                         Company
                   28. Statement of Additional Information - General Information and History
                   29.                   About Us - Hartford Life Insurance
                                         Company
                   30.                   Not Applicable
                   31.                   Not Applicable

         Item No. of Form N-8B-2                  Caption In Prospectus
         -----------------------                  ---------------------
                   32.                   Not Applicable
                   33.                   Not Applicable
                   34.                   Not Applicable
                   35. Statement of Additional Information - Distribution of the Policies
                   36.                   Not required by Form S-6
                   37.                   Not Applicable
                   38. Statement of Additional Information - Distribution of the Policies
                   39. Statement of Additional Information - Distribution of the Policies
                   40.                   Not Applicable
                   41. Statement of Additional Information - Distribution of the Policies
                   42.                   Not Applicable
                   43.                   Not Applicable
                   44.                   Premiums
                   45.                   Not Applicable
                   46.                   Premiums; Making Withdrawals From Your
                                         Policy
                   47.                   About Us - The Funds
                   48.                   Cover Page; About Us - Hartford Life
                                         Insurance Company
                   49.                   Not Applicable
                   50.                   About Us - Separate Account Five
                   51.                   Not Applicable
                   52.                   About Us - The Funds
                   53.                   Federal Tax Considerations
                   54.                   Not Applicable
                   55.                   Not Applicable
                   56.                   Not Required by Form S-6
                   57.                   Not Required by Form S-6
                   58.                   Not Required by Form S-6
                   59.                   Not Required by Form S-6

                                    PART A

HARTFORD LIFE INSURANCE COMPANY
PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES



P.O. Box 2999
Hartford, Connecticut 06104-2999
Telephone: 1-800-231-5453


--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Putnam Hartford Inheritance Manager Variable Life. Please read it carefully.



Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:



X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.



X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.



At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.



The Sub-Accounts and the Funds are listed below:



- Putnam Asia Pacific Growth Sub-Account which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- Putnam Diversified Income Sub-Account which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- Putnam The George Putnam Fund of Boston Sub-Account which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- Putnam Global Asset Allocation Sub-Account which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- Putnam Global Growth Sub-Account which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- Putnam Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- Putnam Health Sciences Sub-Account which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- Putnam High Yield Sub-Account which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- Putnam Income Sub-Account (formerly Putnam U.S. Government and High Quality Bond Sub-Account) which purchases Class IA shares of Putnam VT Income Fund (formerly Putnam VT U.S. Government and High Quality Bond Fund) of Putnam Variable Trust



- Putnam International Growth Sub-Account which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust



- Putnam International Growth and Income Sub-Account which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust



- Putnam International New Opportunities Sub-Account which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust


                            1     - PROSPECTUS

- Putnam Investors Sub-Account which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust



- Putnam Money Market Sub-Account which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- Putnam New Opportunities Sub-Account which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- Putnam New Value Sub-Account which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- Putnam OTC & Emerging Growth Sub-Account which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- Putnam Research Sub-Account which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- Putnam Utilities Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- Putnam Vista Sub-Account which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- Putnam Voyager Sub-Account which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust



If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.



You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.



This life insurance policy IS NOT:



- a bank deposit or obligation



- federally insured



- endorsed by any bank or governmental agency



- available for sale in all states



Prospectus Dated: May 3, 1999


                            2     - PROSPECTUS

TABLE OF CONTENTS

      -------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------
    Summary of Benefits and Risks                                          4
 ----------------------------------------------------------------------------
    Fee Table                                                              5
 ----------------------------------------------------------------------------
    About Us                                                               7
 ----------------------------------------------------------------------------
       Hartford Life Insurance Company                                     7
 ----------------------------------------------------------------------------
       Separate Account Five                                               7
 ----------------------------------------------------------------------------
       The Funds                                                           7
 ----------------------------------------------------------------------------
    Charges and Deductions                                                 9
 ----------------------------------------------------------------------------
    Your Policy                                                           11
 ----------------------------------------------------------------------------
    Premiums                                                              13
 ----------------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------

    Death Benefits and Policy Values                                      14
 ----------------------------------------------------------------------------
    Making Withdrawals From Your Policy                                   16
 ----------------------------------------------------------------------------
    Loans                                                                 17
 ----------------------------------------------------------------------------
    Lapse and Reinstatement                                               17
 ----------------------------------------------------------------------------
    Federal Tax Considerations                                            18
 ----------------------------------------------------------------------------
    Legal Proceedings                                                     21
 ----------------------------------------------------------------------------
    Other Matters                                                         21
 ----------------------------------------------------------------------------
    Glossary of Special Terms                                             23
 ----------------------------------------------------------------------------
    Appendix A: Special Information for Policies Purchased in New York    24
 ----------------------------------------------------------------------------


                            3     - PROSPECTUS

SUMMARY OF BENEFITS AND RISKS

      -------------------------------------------------------------------


BENEFITS OF YOUR POLICY


FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.



RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.



CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.



DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.



INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.



SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)



LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.



SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.



WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?


Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.



RISKS OF YOUR POLICY


INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.



UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.



RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.



LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.



SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.



TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.



ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.


                            4     - PROSPECTUS

FEE TABLE

      -------------------------------------------------------------------


The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.



SURRENDER FEES



                                                                                        Policies from Which Charge is
       Charge            When Charge is Deducted              Amount Deducted                      Deducted
----------------------------------------------------------------------------------------------------------------------
Surrender Charges     When you fully or partially     A percentage of the amount        All, if the surrender is
                      surrender your policy.          surrendered, not to exceed the    subject to a charge.
                                                      premium payments, depending on
                                                      the Policy Year, in which the
                                                      premium payment was made.
                                                      The percentage is as follows:
                                                        Policy Year      Percentage
                                                      ---------------  ---------------
                                                             1               7.5%
                                                             2               7.5%
                                                             3               7.5%
                                                             4                 6%
                                                             5                 6%
                                                             6                 4%
                                                             7                 4%
                                                             8                 2%
                                                             9                 2%
                                                            10+                0%
----------------------------------------------------------------------------------------------------------------------
Unamortized Tax       Upon surrender or partial       A percentage of the Account       Only policies which elect
Charge                surrender of the policy.        Value depending on the Policy     Option 1.
                                                      Year the surrender takes place.
                                                      The percentage is as follows:
                                                        Policy Year      Percentage
                                                      ---------------  ---------------
                                                             1              2.25%
                                                             2              2.00%
                                                             3              1.75%
                                                             4              1.50%
                                                             5              1.25%
                                                             6              1.00%
                                                             7              0.75%
                                                             8              0.50%
                                                             9              0.25%
                                                            10+             0.00%
----------------------------------------------------------------------------------------------------------------------



The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


                            5     - PROSPECTUS

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



                                                                                             Policies from Which Charge is
       Charge              When Charge is Deducted                Amount Deducted                       Deducted
----------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                           Individualized depending on age,                 All
Charges                                                  sex and other factors.
----------------------------------------------------------------------------------------------------------------------------
Mortality and         Monthly.                           - Under Option 1: .90%                           All
Expense Risk Charge                                      (annualized) of Sub-Account Value
                                                           in Policy Years 1-10 and .50%
                                                           (annualized) for Policy Years
                                                           11 and beyond

                                                         - Under Option 2: .65%
                                                         (annualized) of Sub-Account Value
                                                           in Policy Years 1-10 and .50%
                                                           (annualized) for Policy Years
                                                           11 and beyond
----------------------------------------------------------------------------------------------------------------------------
Tax Expense Charge    Under Option 1: Monthly.           - Under Option 1: .40%                           All
                                                         (annualized) of Account Value for
                                                           Policy Years 1-10

                      Under Option 2: Receipt of         - Under Option 2: 4% of each
                      Premium Payment.                     premium payment in all Policy
                                                           Years
----------------------------------------------------------------------------------------------------------------------------
Annual Maintenance    On Policy Anniversary Date or                   $30.00                Only policies with an Account
Fee                   upon surrender of the policy.                                         Value of less than $50,000 on
                                                                                            the Policy Anniversary Date or
                                                                                            date of surrender.
----------------------------------------------------------------------------------------------------------------------------
Administrative        Monthly.                           .40% (annualized) of Sub-Account                 All
Charge                                                   Value



The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                                             Policies from Which Charge is
        Charge              When Charge is Deducted         Amount Deducted (annualized)                Deducted
----------------------------------------------------------------------------------------------------------------------------
Management Fees         Daily net asset values of a Fund          0.450% - 1.200 %          All policies, but deductions
                        reflect Management Fees already                                     only from underlying Funds
                        deducted from assets of the                                         selected by you.
                        Fund.
----------------------------------------------------------------------------------------------------------------------------
Other Expenses          Daily net asset values of a Fund          0.040% - 0.480%           All policies, but deductions
                        reflect Other Expenses already                                      only from underlying Funds
                        deducted from the assets of the                                     selected by you.
                        Fund.
----------------------------------------------------------------------------------------------------------------------------
Total Fund Annual       Daily net asset values of a Fund          0.500% - 1.620%           All policies, but deductions
Expenses                reflect Total Fund Annual                                           only from underlying Funds
                        Operating Expenses already                                          selected by you.
                        deducted from assets of the
                        Fund.
----------------------------------------------------------------------------------------------------------------------------


                            6     - PROSPECTUS

ABOUT US

      -------------------------------------------------------------------


HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                         Effective
Rating Agency         Date of Rating   Rating    Basis of Rating
-----------------------------------------------------------------
A.M. Best and                                   Financial
Company, Inc.               1/1/99         A+   performance
-----------------------------------------------------------------
                                                Insurer financial
Standard & Poor's           6/1/98        AA    strength
-----------------------------------------------------------------
                                                Claims paying
Duff & Phelps             12/21/98        AA+   ability
-----------------------------------------------------------------



SEPARATE ACCOUNT FIVE


The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.



THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.



PUTNAM VT INCOME FUND (FORMERLY PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND
FUND) -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally


                            7     - PROSPECTUS
invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.



PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


                            8     - PROSPECTUS

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.



- Arrange for the handling and tallying of proxies received from policy owners.



- Vote all Fund shares attributable to your policy according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.



CHARGES AND DEDUCTIONS

      -------------------------------------------------------------------


The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").



Deductions are taken from premium payments before allocations to the Sub-Accounts are made.



Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.



Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".



The deductions and charges associated with your policy are listed below.



COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CS0 Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.



Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.



EXAMPLE:


Face Amount = $100,000


Account Value on the Monthly Activity Date = $70,000


Insured's attained age = 60


Minimum Coverage Amount percentage for age 60 = 30%



On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum


                            9     - PROSPECTUS

Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.



Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)



Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.



POLICY OWNER OPTIONS


You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.



OPTION 1: ASSET-BASED CHARGES: Under this payment option, you will pay:


MORTALITY AND EXPENSE RISK CHARGE: For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:



MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.



EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.



We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.



TAX EXPENSE CHARGE: During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:



(1) Premium taxes imposed by various states and local jurisdictions.



A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The cost of the capitalization of certain policy acquisition expenses under Section 848 of the Internal Revenue Code.



(2) During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.



UNAMORTIZED TAX CHARGE: Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:



POLICY YEAR     RATE
------------  ---------
     1            2.25%
     2            2.00%
     3            1.75%
     4            1.50%
     5            1.25%
     6            1.00%
     7            0.75%
     8            0.50%
     9            0.25%
    10+           0.00%



After the ninth Policy Year, no Unamortized Tax charge will be imposed.



OPTION 2: FRONTED CHARGES: Under this option, you will pay:



MORTALITY AND EXPENSE RISK CHARGE: For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:



MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.


                            10    - PROSPECTUS

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.



TAX EXPENSE CHARGE: We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:



(1) Premium taxes imposed by various states and local jurisdictions.



A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.



(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.



The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.



This Option may not be available in all states.



ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.



ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.



SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:



X For less than three years, the charge is 7.5%.



X For more than three years and less than five years, the charge is 6%.



X For more than five years and less than seven years, the charge is 4%.



X For more than seven years and less than nine years, the charge is 2%.



X For more than nine years, the charge is 0%.



In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.



The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.



CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.



YOUR POLICY

      -------------------------------------------------------------------


POLICY RIGHTS



POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.



BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.



ASSIGNMENT



You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not


                            11    - PROSPECTUS
responsible for any payment made or action taken. We are not responsible for the validity of any assignment.



STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:



(a) the current Account Value, Cash Surrender Value and Face Amount;



(b) the premiums paid, monthly deduction amounts and any loans since your last statement;



(c) the amount of any Indebtedness;



(d) any notifications required by the provisions of your policy; and



(e) any other information required by the Insurance Department of the state where your policy was delivered.



LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.



MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.



POLICY LIMITATIONS


DIVIDENDS -- No dividends will be paid under the policy.



TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.



Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.



It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.



CHANGES TO POLICY OR SEPARATE ACCOUNT


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.



We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.



OTHER BENEFITS OF YOUR POLICY


LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.


                            12    - PROSPECTUS

1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."



2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.



3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.



4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.



5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.



6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."



PREMIUMS

      -------------------------------------------------------------------


APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.



Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").



If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.



PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).



UNDERWRITING RULES OF YOUR POLICY


- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.



- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.



Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.



ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.



We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right


                            13    - PROSPECTUS
to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.



ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.



ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by



- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.



You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.



All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.



ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.



The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.



SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:



(a) the New York Stock Exchange is closed;



(b) trading on the New York Stock Exchange is restricted by the SEC;



(c) the SEC permits and orders postponement; or



(d) the SEC determines that an emergency exists to restrict valuation.



DEATH BENEFITS AND POLICY VALUES

      -------------------------------------------------------------------


DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.



We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.



The Death Benefit equals the greater of:



(1) the Face Amount; or



(2) the Account Value multiplied by a specified percentage.



The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:



EXAMPLES:                           A          B
----------------------------------------------------
Face Amount:                    $ 100,000  $ 100,000
Insured's Age:                     40         40
Account Value on Date of
Death:                          $  46,500  $  34,000
Specified Percentage              250%       250%


                            14    - PROSPECTUS

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.



In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).



DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.



All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.



SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120,180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.



The following settlement options are available under your policy:



OPTION 1 -- INTEREST INCOME This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.



OPTION 2 -- LIFE ANNUITY Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.



OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.



OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.



Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.



OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.



VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.



VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.



We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.



The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is


                            15    - PROSPECTUS
due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.



Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.



FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.



Hartford will make any other arrangements for income payments as may be agreed on.



BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."



CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.



MAKING WITHDRAWALS FROM YOUR POLICY

      -------------------------------------------------------------------


SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".



If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.



PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".



RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii)any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy,


                            16    - PROSPECTUS
your free look period and the amount paid to you upon the return of your policy vary by state.



RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.



LOANS

      -------------------------------------------------------------------


AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.



The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.



Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.



If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."



PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."



LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.



EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations".



CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.



POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.



LAPSE AND REINSTATEMENT

      -------------------------------------------------------------------


LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.


                            17    - PROSPECTUS

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.



The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."



REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.



The Account Value on the reinstatement date will reflect:



(a) the Cash Value at the time of termination; plus



(b) Net Premiums derived from premiums paid at the time of reinstatement; minus



(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus



(d) the Surrender Charge at the time of reinstatement.



The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.



FEDERAL TAX CONSIDERATIONS

      -------------------------------------------------------------------


GENERAL


Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.



Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums - Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.



INCOME TAXATION OF POLICY BENEFITS


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for


                            18    - PROSPECTUS
federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES


Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.



MODIFIED ENDOWMENT CONTRACTS


A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.



A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.



ESTATE AND GENERATION SKIPPING TAXES


When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).



If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.



DIVERSIFICATION REQUIREMENTS


The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,


                            19    - PROSPECTUS

- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



TAX DEFERRAL DURING ACCUMULATION PERIOD


Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.



LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.


                            20    - PROSPECTUS

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERSHIP OF POLICIES


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.



OTHER


Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



LEGAL PROCEEDINGS

      -------------------------------------------------------------------


There are no material legal proceedings pending to which the Separate Account is a party.



OTHER MATTERS

      -------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.



YEAR 2000 -- IN GENERAL The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various


                            21    - PROSPECTUS

IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



INTERNAL YEAR 2000 EFFORTS AND TIMETABLE Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



YEAR 2000 COSTS The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



RISKS AND CONTINGENCY PLANS If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.


                            22    - PROSPECTUS

GLOSSARY OF SPECIAL TERMS

      -------------------------------------------------------------------


As used in this Prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.



ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.



ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.



ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.



CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.



CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.



CODE: The Internal Revenue Code of 1986, as amended.



COVERAGE AMOUNT: The Death Benefit less the Account Value.



DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.



DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.



DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.



FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.



HARTFORD, WE OR US: Hartford Life Insurance Company.



HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.



INSURED: The person on whose life the policy is issued.



ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.



LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.



MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.



POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.



POLICY DATE: The issue date of the policy.



POLICY LOAN RATE: The interest rate charged on policy loans.



POLICY OWNER OR YOU: The owner of the policy.



POLICY YEAR: The twelve months between Policy Anniversaries.



SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.



SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.



VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.


                            23    - PROSPECTUS

APPENDIX A

      -------------------------------------------------------------------


SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK


If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:



In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:



    Account Value: The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.



The following definition is added:



    Fixed Accumulation Feature: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.



The definition of Loan Account is deleted and the following definition is substituted:



    Loan Account: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.



The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":



                         THE FIXED ACCUMULATION FEATURE



THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.



Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.



The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":



No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.



The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":



No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.



The following separate sections are added to the section of the Prospectus entitled "Your Policy":



TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE



New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.



A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS


                            24    - PROSPECTUS

BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.



For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.



DEFERRED PAYMENTS



Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.


                            25    - PROSPECTUS

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE

      -------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.



Date of Prospectus: May 3, 1999


Date of Statement of Additional Information: May 3, 1999

TABLE OF CONTENTS

      -------------------------------------------------------------------


                                                          PAGE
-----------------------------------------------------------------
   General Information and History                              3
-----------------------------------------------------------------
   Services                                                     5
-----------------------------------------------------------------
   Experts                                                      5
-----------------------------------------------------------------
   Distribution of the Policies                                 5
-----------------------------------------------------------------
   Additional Information About Charges                         6
-----------------------------------------------------------------
   llustration of Benefits                                      7
-----------------------------------------------------------------
   Financial Statements                                      SA-1
-----------------------------------------------------------------


                            2     - PROSPECTUS

GENERAL INFORMATION AND HISTORY

      -------------------------------------------------------------------


HARTFORD LIFE INSURANCE COMPANY. Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:



                                  POSITION WITH                          OTHER BUSINESS PROFESSION,
                                    HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                            YEAR OF ELECTION                       FIVE YEARS; OTHER DIRECTORSHIPS
Wendell J. Bossen         Vice President, 1992**         Vice President (1992-Present), Hartford Life and Accident
                                                         Insurance Company; President (1992-Present), International
                                                         Corporate Marketing Group, Inc.; Executive Vice President
                                                         (1984-1992), Mutual Benefit.

Gregory A. Boyko          Senior Vice President,         Vice President and Controller (1995-1997), Hartford Life
                          Director 1997                  Insurance Company; Director (1997-Present); Senior Vice
                                                         President (1997-Present), Chief Financial Officer &
                                                         Treasurer (1997-1998); Vice President & Controller
                                                         (1995-1997), Hartford Life and Accident Insurance Company;
                                                         Senior Vice President, Chief Financial Officer & Treasurer
                                                         (1997-Present), Hartford Life, Inc.; Chief Financial
                                                         Officer (1994-1995), IMG American Life; Senior Vice
                                                         President (1992-1994), Connecticut Mutual Life Insurance
                                                         Company.

Peter W. Cummins          Senior Vice President, 1997    Vice President (1989-1997); Director of Broker Dealer
                                                         Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                         (1997-Present) Vice President (1989-1997); Director of
                                                         Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                         Accident Insurance Company.

Timothy M. Fitch          Vice President, 1995           Assistant Vice President (1992-1995), Hartford; Vice
                                                         President (1995-Present); Actuary (1994-Present); Assistant
                                                         Vice President (1992-1995), Hartford Life and Accident
                                                         Insurance Company.

Mary Jane B. Fortin       Vice President & Chief         Vice President & Chief Accounting Officer, (1998-Present),
                          Accounting Officer, 1998       Hartford Life & Annuity Insurance Company; Vice President &
                                                         Chief Accounting Officer, (1998-Present), Royal Life
                                                         Insurance Company of America; Vice President & Chief
                                                         Accounting Officer (1998-Present) Alpine Life Insurance
                                                         Company; Chief Accounting Officer (1997-Present), Hartford
                                                         Life, Inc.; Director, Finance (1995-1997), Value Health,
                                                         Inc.; Senior Manager (1993-1995), Coopers and Lybrand;
                                                         Audit Manager (1993-1996) Arthur Andersen & Co.

David T. Foy              Senior Vice President and      Senior Vice President (1998-Present), Vice President
                          Treasurer, 1998                (1998), Assistant Vice President (1995-1998), Hartford;
                                                         Senior Vice President (1998-Present), Hartford Life and
                                                         Accident Insurance Company; Director, Strategic Planning
                                                         Corporate Finance (1995-1996), IA Product Development
                                                         (1994-1995), Hartford; Various Actuarial Roles (1989-1993),
                                                         Milliman & Robertson.


                            3     - PROSPECTUS

                                  POSITION WITH                          OTHER BUSINESS PROFESSION,
                                    HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                            YEAR OF ELECTION                       FIVE YEARS; OTHER DIRECTORSHIPS
Lynda Godkin              Senior Vice President, 1997    Associate General Counsel (1995-1996); Assistant General
                          General Counsel, 1996          Counsel and Secretary (1994-1995); Counsel (1990-1994),
                          Corporate Secretary, 1995      Hartford; Director (1997-Present); Senior Vice President
                          Director, 1997                 (1997-Present); General Counsel (1996-Present); Corporate
                                                         Secretary (1995-Present); Associate General Counsel
                                                         (1995-1996); Assistant General Counsel and Secretary
                                                         (1994-1995); Counsel (1990-1994), Hartford Life and
                                                         Accident Insurance Company; Vice President and General
                                                         Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady             Senior Vice President, 1998    Vice President (1993-1998); Assistant Vice President
                                                         (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                         President (1993-1997); Assistant Vice President
                                                         (1987-1993), Hartford Life and Accident Insurance Company.

Stephen T. Joyce          Vice President, 1997           Assistant Vice President (1994-1997), Hartford; Assistant
                                                         Vice President (1994-1997), Hartford Life and Accident
                                                         Insurance Company.

Michael D. Keeler         Vice President, 1998           Vice President (1998-Present); Hartford Life and Accident
                                                         Insurance Company; Vice President (1995-1997), Providian
                                                         Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                         Communications.

Robert A. Kerzner         Senior Vice President, 1998    Vice President, (1995-1998); Regional Vice President
                                                         (1991-1994), Hartford; Vice President (1994-1997), Hartford
                                                         Life and Accident Insurance Company.

Thomas M. Marra           Executive Vice President,      Senior Vice President (1994-1995); Vice President
                          1995                           (1989-1994); Actuary (1987-1995), Hartford; Director
                          Director, 1994*                (1994-Present); Executive Vice President (1995-Present);
                                                         Senior Vice President (1994-1995); Director, Individual
                                                         Life and Annuity Division (1994-Present); Actuary
                                                         (1987-1997), Hartford Life and Accident Insurance Company;
                                                         Executive Vice President, Individual Life and Annuities
                                                         (1997-Present), Hartford Life, Inc.

Joseph J. Noto            Vice President, 1989           Executive Vice President & Chief Operating Officer
                                                         (1997-Present); Director (1994-Present); President
                                                         (1994-1997), American Maturity Life Insurance Company; Vice
                                                         President (1989-1997), Hartford Life and Accident Insurance
                                                         Company.

Craig R. Raymond          Senior Vice President, 1997    Vice President (1993-1997); Assistant Vice President
                          Chief Actuary, 1994            (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                         President (1997-Present); Chief Actuary (1995-Present);
                                                         Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                         Life and Accident Insurance Company; Vice President and
                                                         Chief Actuary (1997-Present), Hartford Life, Inc.

Donald A. Salama          Vice President, 1997           Vice President (1997-Present), Hartford Life and Accident
                                                         Insurance Company; Principal and Director Institutional
                                                         Sales (1995-1998), The Vanguard Group; Senior Vice
                                                         President (1994-1995), Mercantile Ban-corporation; Vice
                                                         President (1988-1994), Bankers Trust Company.



                            4     - PROSPECTUS

                                  POSITION WITH                          OTHER BUSINESS PROFESSION,
                                    HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                            YEAR OF ELECTION                       FIVE YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith          President, 1989                Chief Operating Officer (1989-1997), Hartford; Director
                          Chief Executive Officer,       (1981-Present); President (1989-Present); Chief Executive
                          1997                           Officer (1997-Present); Chief Operating Officer
                          Director, 1981*                (1989-1997), Hartford Life and Accident Insurance Company;
                                                         Chief Executive Officer and President and Director
                                                         (1997-Present), Hartford Life, Inc.

David M. Znamierowski     Senior Vice President, 1997    Vice President (1997), Hartford; Director (1998-Present);
                          Director, 1998*                Senior Vice President (1997-Present); Hartford Life and
                                                         Accident Insurance Company; Vice President, Investment
                                                         Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                         President, Investment Strategy & Policy (1991-1996), Aetna
                                                         Life and Casualty.


------------------------

 * Denotes date of election to Board of Directors of Hartford.


** Affiliated Company of The Hartford Financial Services Group, Inc.



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.



SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



SERVICES

      -------------------------------------------------------------------


SAFEKEEPING OF ASSETS. The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.



EXPERTS

      -------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS. The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



ACTUARIAL EXPERT. The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.



DISTRIBUTION OF THE POLICIES

      -------------------------------------------------------------------


Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and


                            5     - PROSPECTUS
all are members of the National Association of Securities Dealers, Inc.



Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account . Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.



The following table shows officers and directors of HSD:



Name and
Principal Business
Address                Positions and Offices
--------------------------------------------------------------
Lowndes A. Smith       President and Chief Executive Officer,
                       Director
--------------------------------------------------------------
Thomas M. Marra        Executive Vice President, Director
--------------------------------------------------------------
Robert A. Kerzner      Executive Vice President
--------------------------------------------------------------
Lynda Godkin           Senior Vice President, General Counsel
                       and Corporate Secretary, Director
--------------------------------------------------------------
Peter W. Cummins       Senior Vice President
--------------------------------------------------------------
David T. Foy           Treasurer
--------------------------------------------------------------
George R. Jay          Controller
--------------------------------------------------------------



The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.



Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.



Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.



ADDITIONAL INFORMATION ABOUT CHARGES

      -------------------------------------------------------------------


UNDERWRITING PROCEDURES. To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.



COST OF INSURANCE CHARGE. The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.


                            6     - PROSPECTUS

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

      -------------------------------------------------------------------


The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.



The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.



The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.



The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.82% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.82% described above) of -0.82%, 5.18% and 11.18%, respectively.



The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").



The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.



Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.


                            7     - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,860        9,835        44,053       10,778        9,755        44,053
 2       11,025          11,760       10,745        44,053       11,586       10,574        44,053
 3       11,576          12,738       11,736        44,053       12,461       11,463        44,053
 4       12,155          13,801       12,964        44,053       13,409       12,578        44,053
 5       12,763          14,954       14,137        44,053       14,437       13,626        44,053
 6       13,401          16,207       15,615        44,053       15,551       14,965        44,053
 7       14,071          17,567       17,006        44,053       16,759       16,204        44,053
 8       14,775          19,045       18,719        44,053       18,070       17,750        44,053
 9       15,513          20,649       20,367        44,053       19,493       19,215        44,053
10       16,289          22,391       22,361        44,053       21,040       21,010        44,053
11       17,103          24,478       24,448        44,053       22,909       22,879        44,053
12       17,959          26,763       26,733        44,053       24,967       24,937        44,053
13       18,856          29,265       29,235        44,053       27,239       27,209        44,053
14       19,799          32,018       31,988        44,185       29,753       29,723        44,053
15       20,789          35,062       35,032        46,982       32,542       32,512        44,053
16       21,829          38,407       38,377        49,929       35,636       35,606        46,326
17       22,920          42,068       42,038        53,847       39,031       39,001        49,959
18       24,066          46,075       46,045        58,054       42,746       42,716        53,859
19       25,270          50,460       50,460        62,569       46,811       46,781        58,045
20       26,533          55,292       55,292        67,456       51,261       51,261        62,538

25       33,864          87,104       87,104       101,040       80,746       80,746        93,665
35       55,160         215,814      215,814       228,762      199,928      199,928       211,924
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            8     - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         10,273       9,262      44,053       10,191       9,182      44,053
 2       11,025         10,524       9,533      44,053       10,346       9,360      44,053
 3       11,576         10,780       9,812      44,053       10,495       9,531      44,053
 4       12,155         11,044      10,249      44,053       10,635       9,845      44,053
 5       12,763         11,316      10,544      44,053       10,765      10,001      44,053
 6       13,401         11,594      11,048      44,053       10,883      10,345      44,053
 7       14,071         11,880      11,361      44,053       10,987      10,474      44,053
 8       14,775         12,174      11,883      44,053       11,071      10,786      44,053
 9       15,513         12,476      12,215      44,053       11,133      10,875      44,053
10       16,289         12,787      12,757      44,053       11,168      11,138      44,053
11       17,103         13,211      13,181      44,053       11,265      11,235      44,053
12       17,959         13,650      13,620      44,053       11,331      11,301      44,053
13       18,856         14,105      14,075      44,053       11,363      11,333      44,053
14       19,799         14,577      14,547      44,053       11,356      11,326      44,053
15       20,789         15,065      15,035      44,053       11,301      11,271      44,053
16       21,829         15,570      15,540      44,053       11,190      11,160      44,053
17       22,920         16,093      16,063      44,053       11,015      10,985      44,053
18       24,066         16,635      16,605      44,053       10,760      10,730      44,053
19       25,270         17,197      17,167      44,053       10,411      10,381      44,053
20       26,533         17,778      17,748      44,053        9,952       9,922      44,053

25       33,864         21,010      20,980      44,053        5,240       5,210      44,053
35       55,160         29,447      29,417      44,053           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            9     - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,687        8,713       44,053      9,605       8,638       44,053
 2       11,025         9,355        8,437       44,053      9,176       8,275       44,053
 3       11,576         9,034        8,168       44,053      8,744       7,905       44,053
 4       12,155         8,722        8,038       44,053      8,305       7,652       44,053
 5       12,763         8,421        7,780       44,053      7,859       7,259       44,053
 6       13,401         8,128        7,692       44,053      7,403       7,003       44,053
 7       14,071         7,845        7,443       44,053      6,934       6,575       44,053
 8       14,775         7,571        7,352       44,053      6,449       6,258       44,053
 9       15,513         7,305        7,111       44,053      5,943       5,779       44,053
10       16,289         7,048        7,018       44,053      5,413       5,383       44,053
11       17,103         6,853        6,823       44,053      4,894       4,864       44,053
12       17,959         6,663        6,633       44,053      4,339       4,309       44,053
13       18,856         6,477        6,447       44,053      3,742       3,712       44,053
14       19,799         6,296        6,266       44,053      3,097       3,067       44,053
15       20,789         6,119        6,089       44,053      2,398       2,368       44,053
16       21,829         5,946        5,916       44,053      1,636       1,606       44,053
17       22,920         5,777        5,747       44,053        800         770       44,053
18       24,066         5,612        5,582       44,053         --          --           --
19       25,270         5,451        5,421       44,053         --          --           --
20       26,533         5,294        5,264       44,053         --          --           --

25       33,864         4,561        4,531       44,053         --          --           --
35       55,160         3,333        3,303       44,053         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            10    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,493        9,713        44,053       10,407        9,627        44,053
 2       11,025          11,437       10,657        44,053       11,253       10,473        44,053
 3       11,576          12,468       11,688        44,053       12,175       11,395        44,053
 4       12,155          13,595       12,965        44,053       13,181       12,551        44,053
 5       12,763          14,827       14,197        44,053       14,279       13,649        44,053
 6       13,401          16,174       15,744        44,053       15,479       15,049        44,053
 7       14,071          17,646       17,216        44,053       16,789       16,359        44,053
 8       14,775          19,255       19,025        44,053       18,223       17,993        44,053
 9       15,513          21,014       20,784        44,053       19,791       19,561        44,053
10       16,289          22,937       22,907        44,053       21,510       21,480        44,053
11       17,103          25,076       25,046        44,053       23,432       23,402        44,053
12       17,959          27,417       27,387        44,053       25,550       25,520        44,053
13       18,856          29,984       29,954        44,053       27,889       27,859        44,053
14       19,799          32,817       32,787        45,287       30,479       30,449        44,053
15       20,789          35,941       35,911        48,160       33,354       33,324        44,694
16       21,829          39,371       39,341        51,182       36,533       36,503        47,492
17       22,920          43,125       43,095        55,199       40,014       39,984        51,217
18       24,066          47,233       47,203        59,513       43,823       43,793        55,217
19       25,270          51,729       51,729        64,143       47,992       47,962        59,509
20       26,533          56,682       56,682        69,152       52,555       52,555        64,117

25       33,864          89,295       89,295       103,581       82,785       82,785        96,030
35       55,160         221,241      221,241       234,515      204,975      204,975       217,273
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            11    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,927       9,152      44,053        9,840       9,072      44,053
 2       11,025         10,234       9,454      44,053       10,048       9,268      44,053
 3       11,576         10,551       9,771      44,053       10,252       9,472      44,053
 4       12,155         10,880      10,250      44,053       10,451       9,821      44,053
 5       12,763         11,219      10,589      44,053       10,644      10,014      44,053
 6       13,401         11,570      11,140      44,053       10,828      10,398      44,053
 7       14,071         11,933      11,503      44,053       11,001      10,571      44,053
 8       14,775         12,309      12,079      44,053       11,160      10,930      44,053
 9       15,513         12,697      12,467      44,053       11,300      11,070      44,053
10       16,289         13,098      13,068      44,053       11,419      11,389      44,053
11       17,103         13,533      13,503      44,053       11,528      11,498      44,053
12       17,959         13,984      13,954      44,053       11,609      11,579      44,053
13       18,856         14,451      14,421      44,053       11,656      11,626      44,053
14       19,799         14,935      14,905      44,053       11,665      11,635      44,053
15       20,789         15,436      15,406      44,053       11,629      11,599      44,053
16       21,829         15,954      15,924      44,053       11,538      11,508      44,053
17       22,920         16,491      16,461      44,053       11,383      11,353      44,053
18       24,066         17,047      17,017      44,053       11,152      11,122      44,053
19       25,270         17,623      17,593      44,053       10,830      10,800      44,053
20       26,533         18,220      18,190      44,053       10,399      10,369      44,053

25       33,864         21,537      21,507      44,053        5,893       5,863      44,053
35       55,160         30,194      30,164      44,053           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            12    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,361        8,629       44,053      9,274       8,548       44,053
 2       11,025         9,098        8,386       44,053      8,911       8,212       44,053
 3       11,576         8,842        8,149       44,053      8,540       7,869       44,053
 4       12,155         8,592        8,047       44,053      8,159       7,639       44,053
 5       12,763         8,349        7,818       44,053      7,767       7,271       44,053
 6       13,401         8,111        7,757       44,053      7,361       7,037       44,053
 7       14,071         7,880        7,535       44,053      6,939       6,632       44,053
 8       14,775         7,654        7,471       44,053      6,497       6,337       44,053
 9       15,513         7,434        7,255       44,053      6,031       5,880       44,053
10       16,289         7,219        7,189       44,053      5,536       5,506       44,053
11       17,103         7,021        6,991       44,053      5,017       4,987       44,053
12       17,959         6,827        6,797       44,053      4,461       4,431       44,053
13       18,856         6,637        6,607       44,053      3,863       3,833       44,053
14       19,799         6,452        6,422       44,053      3,218       3,188       44,053
15       20,789         6,271        6,241       44,053      2,519       2,489       44,053
16       21,829         6,095        6,065       44,053      1,756       1,726       44,053
17       22,920         5,922        5,892       44,053        921         891       44,053
18       24,066         5,754        5,724       44,053         --          --           --
19       25,270         5,590        5,560       44,053         --          --           --
20       26,533         5,429        5,399       44,053         --          --           --

25       33,864         4,682        4,652       44,053         --          --           --
35       55,160         3,428        3,398       44,053         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            13    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,860        9,835        34,014       10,732        9,711        34,014
 2       11,025          11,760       10,745        34,014       11,493       10,483        34,014
 3       11,576          12,738       11,736        34,014       12,317       11,322        34,014
 4       12,155          13,801       12,964        34,014       13,214       12,386        34,014
 5       12,763          14,954       14,137        34,014       14,190       13,383        34,014
 6       13,401          16,207       15,615        34,014       15,253       14,671        34,014
 7       14,071          17,567       17,006        34,014       16,410       15,857        34,014
 8       14,775          19,045       18,719        34,014       17,669       17,351        34,014
 9       15,513          20,649       20,367        34,014       19,040       18,762        34,014
10       16,289          22,391       22,361        34,014       20,536       20,506        34,014
11       17,103          24,478       24,448        34,014       22,355       22,325        34,014
12       17,959          26,770       26,740        34,014       24,376       24,346        34,014
13       18,856          29,324       29,294        34,602       26,629       26,599        34,014
14       19,799          32,150       32,120        37,615       29,153       29,123        34,109
15       20,789          35,247       35,217        40,886       31,959       31,929        37,071
16       21,829          38,642       38,612        44,438       35,033       35,003        40,288
17       22,920          42,374       42,344        47,882       38,414       38,384        43,407
18       24,066          46,479       46,449        51,591       42,132       42,102        46,766
19       25,270          51,000       51,000        55,590       46,227       46,197        50,387
20       26,533          55,972       55,972        61,009       50,701       50,701        55,264

25       33,864          89,008       89,008        94,348       80,626       80,626        85,463
35       55,160         221,151      221,151       232,208      197,373      197,373       207,241
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            14    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         10,273       9,262      34,014       10,146       9,138      34,014
 2       11,025         10,524       9,533      34,014       10,254       9,269      34,014
 3       11,576         10,780       9,812      34,014       10,352       9,391      34,014
 4       12,155         11,044      10,249      34,014       10,441       9,654      34,014
 5       12,763         11,316      10,544      34,014       10,518       9,757      34,014
 6       13,401         11,594      11,048      34,014       10,581      10,045      34,014
 7       14,071         11,880      11,361      34,014       10,625      10,115      34,014
 8       14,775         12,174      11,883      34,014       10,643      10,359      34,014
 9       15,513         12,476      12,215      34,014       10,627      10,371      34,014
10       16,289         12,787      12,757      34,014       10,573      10,543      34,014
11       17,103         13,211      13,181      34,014       10,562      10,532      34,014
12       17,959         13,650      13,620      34,014       10,507      10,477      34,014
13       18,856         14,105      14,075      34,014       10,405      10,375      34,014
14       19,799         14,577      14,547      34,014       10,249      10,219      34,014
15       20,789         15,065      15,035      34,014       10,032      10,002      34,014
16       21,829         15,570      15,540      34,014        9,739       9,709      34,014
17       22,920         16,093      16,063      34,014        9,349       9,319      34,014
18       24,066         16,635      16,605      34,014        8,834       8,804      34,014
19       25,270         17,197      17,167      34,014        8,163       8,133      34,014
20       26,533         17,778      17,748      34,014        7,298       7,268      34,014

25       33,864         21,010      20,980      34,014           --          --          --
35       55,160         29,447      29,417      34,014           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            15    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,687        8,713       34,014      9,561       8,598       34,014
 2       11,025         9,355        8,437       34,014      9,085       8,192       34,014
 3       11,576         9,034        8,168       34,014      8,603       7,777       34,014
 4       12,155         8,722        8,038       34,014      8,115       7,476       34,014
 5       12,763         8,421        7,780       34,014      7,618       7,035       34,014
 6       13,401         8,128        7,692       34,014      7,108       6,723       34,014
 7       14,071         7,845        7,443       34,014      6,580       6,238       34,014
 8       14,775         7,571        7,352       34,014      6,028       5,848       34,014
 9       15,513         7,305        7,111       34,014      5,443       5,291       34,014
10       16,289         7,048        7,018       34,014      4,819       4,789       34,014
11       17,103         6,853        6,823       34,014      4,185       4,155       34,014
12       17,959         6,663        6,633       34,014      3,498       3,468       34,014
13       18,856         6,477        6,447       34,014      2,754       2,724       34,014
14       19,799         6,296        6,266       34,014      1,946       1,916       34,014
15       20,789         6,119        6,089       34,014      1,066       1,036       34,014
16       21,829         5,946        5,916       34,014         97          67       34,014
17       22,920         5,777        5,747       34,014         --          --           --
18       24,066         5,612        5,582       34,014         --          --           --
19       25,270         5,451        5,421       34,014         --          --           --
20       26,533         5,294        5,264       34,014         --          --           --

25       33,864         4,561        4,531       34,014         --          --           --
35       55,160         3,333        3,303       34,014         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            16    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,493        9,713        34,014       10,360        9,580        34,014
 2       11,025          11,437       10,657        34,014       11,155       10,375        34,014
 3       11,576          12,468       11,688        34,014       12,024       11,244        34,014
 4       12,155          13,595       12,965        34,014       12,976       12,346        34,014
 5       12,763          14,827       14,197        34,014       14,020       13,390        34,014
 6       13,401          16,174       15,744        34,014       15,164       14,734        34,014
 7       14,071          17,646       17,216        34,014       16,419       15,989        34,014
 8       14,775          19,255       19,025        34,014       17,796       17,566        34,014
 9       15,513          21,014       20,784        34,014       19,308       19,078        34,014
10       16,289          22,937       22,907        34,014       20,971       20,941        34,014
11       17,103          25,076       25,046        34,014       22,844       22,814        34,014
12       17,959          27,435       27,405        34,014       24,925       24,895        34,014
13       18,856          30,067       30,037        35,478       27,247       27,217        34,014
14       19,799          32,965       32,935        38,568       29,848       29,818        34,922
15       20,789          36,141       36,111        41,924       32,722       32,692        37,957
16       21,829          39,623       39,593        45,566       35,871       35,841        41,251
17       22,920          43,450       43,420        49,098       39,332       39,302        44,445
18       24,066          47,661       47,631        52,903       43,141       43,111        47,886
19       25,270          52,298       52,298        57,004       47,335       47,305        51,594
20       26,533          57,396       57,396        62,561       51,916       51,916        56,588

25       33,864          91,272       91,272        96,748       82,558       82,558        87,511
35       55,160         226,778      226,778       238,117      202,105      202,105       212,209
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            17    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,927       9,152      34,014        9,794       9,029      34,014
 2       11,025         10,234       9,454      34,014        9,952       9,175      34,014
 3       11,576         10,551       9,771      34,014       10,103       9,323      34,014
 4       12,155         10,880      10,250      34,014       10,249       9,619      34,014
 5       12,763         11,219      10,589      34,014       10,386       9,756      34,014
 6       13,401         11,570      11,140      34,014       10,513      10,083      34,014
 7       14,071         11,933      11,503      34,014       10,623      10,193      34,014
 8       14,775         12,309      12,079      34,014       10,712      10,482      34,014
 9       15,513         12,697      12,467      34,014       10,772      10,542      34,014
10       16,289         13,098      13,068      34,014       10,797      10,767      34,014
11       17,103         13,533      13,503      34,014       10,800      10,770      34,014
12       17,959         13,984      13,954      34,014       10,760      10,730      34,014
13       18,856         14,451      14,421      34,014       10,673      10,643      34,014
14       19,799         14,935      14,905      34,014       10,536      10,506      34,014
15       20,789         15,436      15,406      34,014       10,339      10,309      34,014
16       21,829         15,954      15,924      34,014       10,068      10,038      34,014
17       22,920         16,491      16,461      34,014        9,702       9,672      34,014
18       24,066         17,047      17,017      34,014        9,216       9,186      34,014
19       25,270         17,623      17,593      34,014        8,577       8,547      34,014
20       26,533         18,220      18,190      34,014        7,748       7,718      34,014

25       33,864         21,537      21,507      34,014           --          --          --
35       55,160         30,194      30,164      34,014           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            18    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,361        8,629       34,014      9,228       8,506       34,014
 2       11,025         9,098        8,386       34,014      8,816       8,125       34,014
 3       11,576         8,842        8,149       34,014      8,394       7,735       34,014
 4       12,155         8,592        8,047       34,014      7,962       7,454       34,014
 5       12,763         8,349        7,818       34,014      7,517       7,036       34,014
 6       13,401         8,111        7,757       34,014      7,056       6,744       34,014
 7       14,071         7,880        7,535       34,014      6,573       6,280       34,014
 8       14,775         7,654        7,471       34,014      6,062       5,911       34,014
 9       15,513         7,434        7,255       34,014      5,514       5,373       34,014
10       16,289         7,219        7,189       34,014      4,922       4,892       34,014
11       17,103         7,021        6,991       34,014      4,289       4,259       34,014
12       17,959         6,827        6,797       34,014      3,602       3,572       34,014
13       18,856         6,637        6,607       34,014      2,858       2,828       34,014
14       19,799         6,452        6,422       34,014      2,051       2,021       34,014
15       20,789         6,271        6,241       34,014      1,172       1,142       34,014
16       21,829         6,095        6,065       34,014        204         174       34,014
17       22,920         5,922        5,892       34,014         --          --           --
18       24,066         5,754        5,724       34,014         --          --           --
19       25,270         5,590        5,560       34,014         --          --           --
20       26,533         5,429        5,399       34,014         --          --           --

25       33,864         4,682        4,652       34,014         --          --           --
35       55,160         3,428        3,398       34,014         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            19    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,860        9,835        20,001       10,646        9,627        20,001
 2       11,025          11,760       10,745        20,001       11,311       10,304        20,001
 3       11,576          12,738       11,736        20,001       12,031       11,040        20,001
 4       12,155          13,801       12,964        20,001       12,817       11,995        20,001
 5       12,763          14,954       14,137        20,001       13,681       12,880        20,001
 6       13,401          16,207       15,615        20,001       14,638       14,062        20,001
 7       14,071          17,567       17,006        20,001       15,707       15,159        20,001
 8       14,775          19,049       18,724        21,144       16,913       16,598        20,001
 9       15,513          20,671       20,390        22,531       18,289       18,013        20,001
10       16,289          22,421       22,391        24,438       19,832       19,802        21,617
11       17,103          24,518       24,488        26,479       21,684       21,654        23,419
12       17,959          26,821       26,791        28,698       23,717       23,687        25,377
13       18,856          29,328       29,298        31,381       25,929       25,899        27,743
14       19,799          32,084       32,054        34,008       28,361       28,331        30,062
15       20,789          35,089       35,059        37,194       31,007       30,977        32,867
16       21,829          38,393       38,363        40,312       33,923       33,893        35,619
17       22,920          41,996       41,966        44,095       37,095       37,065        38,949
18       24,066          45,940       45,910        48,236       40,540       40,510        42,566
19       25,270          50,257       50,257        52,769       44,275       44,245        46,488
20       26,533          55,015       55,015        57,766       48,319       48,289        50,734

25       33,864          86,484       86,484        90,808       74,047       74,047        77,749
35       55,160         213,896      213,896       216,034      177,563      177,563       179,338
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            20    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         10,273       9,262      20,001       10,058       9,051      20,001
 2       11,025         10,524       9,533      20,001       10,057       9,075      20,001
 3       11,576         10,780       9,812      20,001       10,023       9,067      20,001
 4       12,155         11,044      10,249      20,001        9,951       9,174      20,001
 5       12,763         11,316      10,544      20,001        9,833       9,090      20,001
 6       13,401         11,594      11,048      20,001        9,660       9,147      20,001
 7       14,071         11,880      11,361      20,001        9,420       8,942      20,001
 8       14,775         12,174      11,883      20,001        9,094       8,837      20,001
 9       15,513         12,476      12,215      20,001        8,663       8,438      20,001
10       16,289         12,787      12,757      20,001        8,102       8,072      20,001
11       17,103         13,211      13,181      20,001        7,448       7,418      20,001
12       17,959         13,650      13,620      20,001        6,602       6,572      20,001
13       18,856         14,105      14,075      20,001        5,519       5,489      20,001
14       19,799         14,577      14,547      20,001        4,137       4,107      20,001
15       20,789         15,065      15,035      20,001        2,373       2,343      20,001
16       21,829         15,570      15,540      20,001          108          78      20,001
17       22,920         16,093      16,063      20,001           --          --          --
18       24,066         16,635      16,605      20,001           --          --          --
19       25,270         17,197      17,167      20,001           --          --          --
20       26,533         17,778      17,748      20,001           --          --          --

25       33,864         21,010      20,980      22,060           --          --          --
35       55,160         29,471      29,441      29,765           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            21    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,687        8,713       20,001      9,469       8,516       20,001
 2       11,025         9,355        8,437       20,001      8,875       8,002       20,001
 3       11,576         9,034        8,168       20,001      8,241       7,449       20,001
 4       12,155         8,722        8,038       20,001      7,560       6,963       20,001
 5       12,763         8,421        7,780       20,001      6,821       6,296       20,001
 6       13,401         8,128        7,692       20,001      6,011       5,681       20,001
 7       14,071         7,845        7,443       20,001      5,113       4,840       20,001
 8       14,775         7,571        7,352       20,001      4,104       3,971       20,001
 9       15,513         7,305        7,111       20,001      2,955       2,858       20,001
10       16,289         7,048        7,018       20,001      1,635       1,605       20,001
11       17,103         6,853        6,823       20,001        116          86       20,001
12       17,959         6,663        6,633       20,001         --          --           --
13       18,856         6,477        6,447       20,001         --          --           --
14       19,799         6,296        6,266       20,001         --          --           --
15       20,789         6,119        6,089       20,001         --          --           --
16       21,829         5,946        5,916       20,001         --          --           --
17       22,920         5,777        5,747       20,001         --          --           --
18       24,066         5,612        5,582       20,001         --          --           --
19       25,270         5,451        5,421       20,001         --          --           --
20       26,533         5,294        5,264       20,001         --          --           --

25       33,864         4,561        4,531       20,001         --          --           --
35       55,160         3,333        3,303       20,001         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            22    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,493        9,713        20,001       10,265        9,485        20,001
 2       11,025          11,437       10,657        20,001       10,954       10,174        20,001
 3       11,576          12,468       11,688        20,001       11,706       10,926        20,001
 4       12,155          13,595       12,965        20,001       12,532       11,902        20,001
 5       12,763          14,827       14,197        20,001       13,447       12,817        20,001
 6       13,401          16,174       15,744        20,001       14,467       14,037        20,001
 7       14,071          17,646       17,216        20,001       15,615       15,185        20,001
 8       14,775          19,260       19,030        21,378       16,919       16,689        20,001
 9       15,513          21,038       20,808        22,930       18,420       18,190        20,078
10       16,289          22,967       22,937        25,034       20,106       20,076        21,915
11       17,103          25,117       25,087        27,126       21,984       21,954        23,742
12       17,959          27,477       27,447        29,400       24,045       24,015        25,728
13       18,856          30,046       30,016        32,149       26,288       26,258        28,128
14       19,799          32,870       32,840        34,842       28,755       28,725        30,479
15       20,789          35,950       35,920        38,106       31,438       31,408        33,324
16       21,829          39,336       39,306        41,302       34,395       34,365        36,114
17       22,920          43,028       42,998        45,178       37,611       37,581        39,491
18       24,066          47,069       47,039        49,422       41,104       41,074        43,159
19       25,270          51,493       51,493        54,067       44,892       44,862        47,136
20       26,533          56,369       56,369        59,187       48,993       48,963        51,442

25       33,864          88,612       88,612        93,042       75,081       75,081        78,834
35       55,160         219,158      219,158       221,349      180,040      180,040       181,840
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            23    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,927       9,152      20,001        9,697       8,940      20,001
 2       11,025         10,234       9,454      20,001        9,737       8,977      20,001
 3       11,576         10,551       9,771      20,001        9,747       8,986      20,001
 4       12,155         10,880      10,250      20,001        9,720       9,107      20,001
 5       12,763         11,219      10,589      20,001        9,650       9,041      20,001
 6       13,401         11,570      11,140      20,001        9,527       9,116      20,001
 7       14,071         11,933      11,503      20,001        9,339       8,935      20,001
 8       14,775         12,309      12,079      20,001        9,068       8,856      20,001
 9       15,513         12,697      12,467      20,001        8,695       8,491      20,001
10       16,289         13,098      13,068      20,001        8,195       8,165      20,001
11       17,103         13,533      13,503      20,001        7,553       7,523      20,001
12       17,959         13,984      13,954      20,001        6,721       6,691      20,001
13       18,856         14,451      14,421      20,001        5,655       5,625      20,001
14       19,799         14,935      14,905      20,001        4,294       4,264      20,001
15       20,789         15,436      15,406      20,001        2,557       2,527      20,001
16       21,829         15,954      15,924      20,001          324         294      20,001
17       22,920         16,491      16,461      20,001           --          --          --
18       24,066         17,047      17,017      20,001           --          --          --
19       25,270         17,623      17,593      20,001           --          --          --
20       26,533         18,220      18,190      20,001           --          --          --

25       33,864         21,537      21,507      22,613           --          --          --
35       55,160         30,219      30,189      30,521           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            24    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,361        8,629       20,001      9,129       8,415       20,001
 2       11,025         9,098        8,386       20,001      8,591       7,917       20,001
 3       11,576         8,842        8,149       20,001      8,009       7,378       20,001
 4       12,155         8,592        8,047       20,001      7,375       6,902       20,001
 5       12,763         8,349        7,818       20,001      6,679       6,248       20,001
 6       13,401         8,111        7,757       20,001      5,908       5,642       20,001
 7       14,071         7,880        7,535       20,001      5,043       4,812       20,001
 8       14,775         7,654        7,471       20,001      4,062       3,951       20,001
 9       15,513         7,434        7,255       20,001      2,935       2,846       20,001
10       16,289         7,219        7,189       20,001      1,630       1,600       20,001
11       17,103         7,021        6,991       20,001        111          81       20,001
12       17,959         6,827        6,797       20,001         --          --           --
13       18,856         6,637        6,607       20,001         --          --           --
14       19,799         6,452        6,422       20,001         --          --           --
15       20,789         6,271        6,241       20,001         --          --           --
16       21,829         6,095        6,065       20,001         --          --           --
17       22,920         5,922        5,892       20,001         --          --           --
18       24,066         5,754        5,724       20,001         --          --           --
19       25,270         5,590        5,560       20,001         --          --           --
20       26,533         5,429        5,399       20,001         --          --           --

25       33,864         4,682        4,652       20,001         --          --           --
35       55,160         3,428        3,398       20,001         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            25    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,927        9,902        45,872       10,927        9,902        45,872
 2       11,025          11,901       10,883        45,872       11,901       10,883        45,872
 3       11,576          12,958       11,952        45,872       12,958       11,952        45,872
 4       12,155          14,105       13,263        45,872       14,105       13,263        45,872
 5       12,763          15,348       14,526        45,872       15,348       14,526        45,872
 6       13,401          16,696       16,099        45,872       16,696       16,099        45,872
 7       14,071          18,156       17,590        45,872       18,156       17,590        45,872
 8       14,775          19,738       19,410        45,872       19,738       19,410        45,872
 9       15,513          21,452       21,168        45,872       21,452       21,168        45,872
10       16,289          23,308       23,278        45,872       23,308       23,278        45,872
11       17,103          25,526       25,496        45,872       25,525       25,495        45,872
12       17,959          27,958       27,928        45,872       27,954       27,924        45,872
13       18,856          30,627       30,597        45,872       30,622       30,592        45,872
14       19,799          33,566       33,536        45,872       33,560       33,530        45,872
15       20,789          36,813       36,783        45,872       36,806       36,776        45,872
16       21,829          40,415       40,385        46,476       40,407       40,377        46,467
17       22,920          44,396       44,366        50,168       44,388       44,358        50,158
18       24,066          48,772       48,742        54,137       48,763       48,733        54,126
19       25,270          53,584       53,584        58,406       53,574       53,574        58,395
20       26,533          58,880       58,880        64,179       58,869       58,869        64,166

25       33,864          94,020       94,020        99,661       94,002       94,002        99,642
35       55,160         236,261      236,261       248,073      230,345      230,345       241,862
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            26    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         10,338       9,325      45,872       10,338       9,325      45,872
 2       11,025         10,649       9,656      45,872       10,649       9,656      45,872
 3       11,576         10,963       9,991      45,872       10,963       9,991      45,872
 4       12,155         11,277      10,478      45,872       11,277      10,478      45,872
 5       12,763         11,591      10,816      45,872       11,591      10,816      45,872
 6       13,401         11,902      11,353      45,872       11,902      11,353      45,872
 7       14,071         12,215      11,694      45,872       12,208      11,686      45,872
 8       14,775         12,537      12,245      45,872       12,503      12,210      45,872
 9       15,513         12,869      12,607      45,872       12,783      12,521      45,872
10       16,289         13,210      13,180      45,872       13,042      13,012      45,872
11       17,103         13,669      13,639      45,872       13,382      13,352      45,872
12       17,959         14,146      14,116      45,872       13,695      13,665      45,872
13       18,856         14,641      14,611      45,872       13,973      13,943      45,872
14       19,799         15,154      15,124      45,872       14,208      14,178      45,872
15       20,789         15,686      15,656      45,872       14,390      14,360      45,872
16       21,829         16,238      16,208      45,872       14,504      14,474      45,872
17       22,920         16,810      16,780      45,872       14,530      14,500      45,872
18       24,066         17,404      17,374      45,872       14,443      14,413      45,872
19       25,270         18,020      17,990      45,872       14,210      14,180      45,872
20       26,533         18,658      18,628      45,872       13,795      13,765      45,872

25       33,864         22,226      22,196      45,872        7,069       7,039      45,872
35       55,160         31,646      31,616      45,872           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            27    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,748        8,767       45,872      9,748       8,767       45,872
 2       11,025         9,466        8,537       45,872      9,466       8,537       45,872
 3       11,576         9,182        8,303       45,872      9,182       8,303       45,872
 4       12,155         8,896        8,199       45,872      8,896       8,199       45,872
 5       12,763         8,604        7,950       45,872      8,604       7,950       45,872
 6       13,401         8,319        7,873       45,872      8,305       7,859       45,872
 7       14,071         8,042        7,630       45,872      7,994       7,584       45,872
 8       14,775         7,773        7,548       45,872      7,667       7,445       45,872
 9       15,513         7,512        7,313       45,872      7,318       7,124       45,872
10       16,289         7,259        7,229       45,872      6,942       6,912       45,872
11       17,103         7,070        7,040       45,872      6,583       6,553       45,872
12       17,959         6,885        6,855       45,872      6,177       6,147       45,872
13       18,856         6,704        6,674       45,872      5,715       5,685       45,872
14       19,799         6,527        6,497       45,872      5,188       5,158       45,872
15       20,789         6,354        6,324       45,872      4,581       4,551       45,872
16       21,829         6,185        6,155       45,872      3,877       3,847       45,872
17       22,920         6,020        5,990       45,872      3,053       3,023       45,872
18       24,066         5,858        5,828       45,872      2,074       2,044       45,872
19       25,270         5,700        5,670       45,872        902         872       45,872
20       26,533         5,545        5,515       45,872         --          --           --

25       33,864         4,821        4,791       45,872         --          --           --
35       55,160         3,593        3,563       45,872         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            28    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,559        9,779        45,872       10,559        9,779        45,872
 2       11,025          11,573       10,793        45,872       11,573       10,793        45,872
 3       11,576          12,682       11,902        45,872       12,682       11,902        45,872
 4       12,155          13,893       13,263        45,872       13,893       13,263        45,872
 5       12,763          15,215       14,585        45,872       15,215       14,585        45,872
 6       13,401          16,658       16,228        45,872       16,658       16,228        45,872
 7       14,071          18,234       17,804        45,872       18,234       17,804        45,872
 8       14,775          19,953       19,723        45,872       19,953       19,723        45,872
 9       15,513          21,830       21,600        45,872       21,830       21,600        45,872
10       16,289          23,878       23,848        45,872       23,878       23,848        45,872
11       17,103          26,157       26,127        45,872       26,157       26,127        45,872
12       17,959          28,655       28,625        45,872       28,655       28,625        45,872
13       18,856          31,401       31,371        45,872       31,400       31,370        45,872
14       19,799          34,426       34,396        45,872       34,426       34,396        45,872
15       20,789          37,773       37,743        45,872       37,772       37,742        45,872
16       21,829          41,483       41,453        47,705       41,483       41,453        47,705
17       22,920          45,571       45,541        51,495       45,571       45,541        51,495
18       24,066          50,064       50,064        55,570       50,063       50,063        55,570
19       25,270          55,037       55,037        59,990       55,037       55,037        59,989
20       26,533          60,477       60,477        65,919       60,476       60,476        65,919

25       33,864          96,569       96,569       102,363       96,569       96,569       102,362
35       55,160         242,667      242,667       254,800      236,635      236,635       248,466
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            29    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,989       9,210      45,872        9,989       9,210      45,872
 2       11,025         10,355       9,575      45,872       10,355       9,575      45,872
 3       11,576         10,728       9,948      45,872       10,728       9,948      45,872
 4       12,155         11,107      10,477      45,872       11,107      10,477      45,872
 5       12,763         11,490      10,860      45,872       11,490      10,860      45,872
 6       13,401         11,875      11,445      45,872       11,875      11,445      45,872
 7       14,071         12,267      11,837      45,872       12,259      11,829      45,872
 8       14,775         12,672      12,442      45,872       12,638      12,408      45,872
 9       15,513         13,092      12,862      45,872       13,008      12,778      45,872
10       16,289         13,528      13,498      45,872       13,364      13,334      45,872
11       17,103         13,999      13,969      45,872       13,719      13,689      45,872
12       17,959         14,488      14,458      45,872       14,048      14,018      45,872
13       18,856         14,996      14,966      45,872       14,344      14,314      45,872
14       19,799         15,522      15,492      45,872       14,599      14,569      45,872
15       20,789         16,068      16,038      45,872       14,803      14,773      45,872
16       21,829         16,634      16,604      45,872       14,940      14,910      45,872
17       22,920         17,221      17,191      45,872       14,993      14,963      45,872
18       24,066         17,830      17,800      45,872       14,936      14,906      45,872
19       25,270         18,461      18,431      45,872       14,737      14,707      45,872
20       26,533         19,117      19,087      45,872       14,361      14,331      45,872

25       33,864         22,776      22,746      45,872        7,966       7,936      45,872
35       55,160         32,438      32,408      45,872           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            30    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,419        8,682       45,872      9,419       8,682       45,872
 2       11,025         9,205        8,484       45,872      9,205       8,484       45,872
 3       11,576         8,986        8,282       45,872      8,986       8,282       45,872
 4       12,155         8,761        8,206       45,872      8,761       8,206       45,872
 5       12,763         8,528        7,987       45,872      8,528       7,987       45,872
 6       13,401         8,299        7,937       45,872      8,284       7,923       45,872
 7       14,071         8,075        7,722       45,872      8,026       7,675       45,872
 8       14,775         7,856        7,669       45,872      7,749       7,564       45,872
 9       15,513         7,642        7,460       45,872      7,448       7,269       45,872
10       16,289         7,434        7,404       45,872      7,115       7,085       45,872
11       17,103         7,241        7,211       45,872      6,755       6,725       45,872
12       17,959         7,052        7,022       45,872      6,347       6,317       45,872
13       18,856         6,868        6,838       45,872      5,884       5,854       45,872
14       19,799         6,687        6,657       45,872      5,355       5,325       45,872
15       20,789         6,511        6,481       45,872      4,747       4,717       45,872
16       21,829         6,338        6,308       45,872      4,043       4,013       45,872
17       22,920         6,169        6,139       45,872      3,219       3,189       45,872
18       24,066         6,004        5,974       45,872      2,241       2,211       45,872
19       25,270         5,843        5,813       45,872      1,070       1,040       45,872
20       26,533         5,685        5,655       45,872         --          --           --

25       33,864         4,946        4,916       45,872         --          --           --
35       55,160         3,693        3,663       45,872         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            31    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,921        9,895        28,491       10,921        9,895        28,491
 2       11,025          11,875       10,857        28,491       11,875       10,857        28,491
 3       11,576          12,895       11,889        28,491       12,895       11,889        28,491
 4       12,155          13,992       13,152        28,491       13,987       13,147        28,491
 5       12,763          15,185       14,365        28,491       15,158       14,338        28,491
 6       13,401          16,482       15,887        28,491       16,414       15,819        28,491
 7       14,071          17,893       17,329        28,491       17,764       17,201        28,491
 8       14,775          19,427       19,100        28,491       19,221       18,895        28,491
 9       15,513          21,096       20,813        28,491       20,799       20,517        28,491
10       16,289          22,911       22,881        28,491       22,521       22,491        28,491
11       17,103          25,087       25,057        28,491       24,618       24,588        28,491
12       17,959          27,511       27,481        29,437       26,979       26,949        28,867
13       18,856          30,185       30,155        32,297       29,600       29,570        31,671
14       19,799          33,120       33,090        35,106       32,477       32,447        34,425
15       20,789          36,323       36,293        38,502       35,617       35,587        37,754
16       21,829          39,843       39,813        41,834       39,068       39,038        41,021
17       22,920          43,681       43,651        45,864       42,831       42,801        44,972
18       24,066          47,859       47,829        50,251       46,927       46,897        49,273
19       25,270          52,436       52,436        55,058       51,379       51,379        53,947
20       26,533          57,488       57,488        60,362       56,241       56,241        59,053

25       33,864          91,052       91,052        95,604       87,126       87,126        91,482
35       55,160         228,413      228,413       230,696      209,893      209,893       211,992
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            32    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         10,331       9,319      28,491       10,331       9,319      28,491
 2       11,025         10,622       9,629      28,491       10,622       9,629      28,491
 3       11,576         10,898       9,927      28,491       10,897       9,927      28,491
 4       12,155         11,182      10,384      28,491       11,154      10,356      28,491
 5       12,763         11,474      10,701      28,491       11,385      10,613      28,491
 6       13,401         11,775      11,227      28,491       11,585      11,039      28,491
 7       14,071         12,084      11,563      28,491       11,744      11,226      28,491
 8       14,775         12,402      12,110      28,491       11,850      11,561      28,491
 9       15,513         12,730      12,468      28,491       11,890      11,630      28,491
10       16,289         13,066      13,036      28,491       11,844      11,814      28,491
11       17,103         13,521      13,491      28,491       11,791      11,761      28,491
12       17,959         13,992      13,962      28,491       11,617      11,587      28,491
13       18,856         14,481      14,451      28,491       11,295      11,265      28,491
14       19,799         14,988      14,958      28,491       10,792      10,762      28,491
15       20,789         15,514      15,484      28,491       10,063      10,033      28,491
16       21,829         16,060      16,030      28,491        9,045       9,015      28,491
17       22,920         16,626      16,596      28,491        7,649       7,619      28,491
18       24,066         17,212      17,182      28,491        5,750       5,720      28,491
19       25,270         17,821      17,791      28,491        3,173       3,143      28,491
20       26,533         18,452      18,422      28,491           --          --          --

25       33,864         21,978      21,948      28,491           --          --          --
35       55,160         31,289      31,259      31,602           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            33    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,742        8,762       28,491      9,742       8,762       28,491
 2       11,025         9,439        8,512       28,491      9,439       8,512       28,491
 3       11,576         9,128        8,254       28,491      9,116       8,243       28,491
 4       12,155         8,827        8,135       28,491      8,769       8,081       28,491
 5       12,763         8,535        7,886       28,491      8,390       7,751       28,491
 6       13,401         8,251        7,809       28,491      7,970       7,542       28,491
 7       14,071         7,976        7,567       28,491      7,498       7,112       28,491
 8       14,775         7,709        7,487       28,491      6,959       6,755       28,491
 9       15,513         7,451        7,253       28,491      6,332       6,160       28,491
10       16,289         7,199        7,169       28,491      5,595       5,565       28,491
11       17,103         7,012        6,982       28,491      4,762       4,732       28,491
12       17,959         6,828        6,798       28,491      3,754       3,724       28,491
13       18,856         6,648        6,618       28,491      2,534       2,504       28,491
14       19,799         6,473        6,443       28,491      1,054       1,024       28,491
15       20,789         6,301        6,271       28,491         --          --           --
16       21,829         6,133        6,103       28,491         --          --           --
17       22,920         5,969        5,939       28,491         --          --           --
18       24,066         5,808        5,778       28,491         --          --           --
19       25,270         5,651        5,621       28,491         --          --           --
20       26,533         5,497        5,467       28,491         --          --           --

25       33,864         4,778        4,748       28,491         --          --           --
35       55,160         3,559        3,529       28,491         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            34    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)



                               CURRENT CHARGES*                      GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------------
OF   ACCUMULATED                      CASH                                    CASH
CONTRACT AT 5% INTEREST   ACCOUNT  SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
YEAR    PER YEAR        VALUE        VALUE       BENEFIT        VALUE        VALUE       BENEFIT
--------------------------------------------------------------------------------------------------
 1       10,500          10,552        9,772        28,491       10,552        9,772        28,491
 2       11,025          11,546       10,766        28,491       11,546       10,766        28,491
 3       11,576          12,617       11,837        28,491       12,617       11,837        28,491
 4       12,155          13,778       13,148        28,491       13,771       13,141        28,491
 5       12,763          15,050       14,420        28,491       15,018       14,388        28,491
 6       13,401          16,442       16,012        28,491       16,367       15,937        28,491
 7       14,071          17,966       17,536        28,491       17,829       17,399        28,491
 8       14,775          19,635       19,405        28,491       19,420       19,190        28,491
 9       15,513          21,461       21,231        28,491       21,161       20,931        28,491
10       16,289          23,460       23,430        28,491       23,078       23,048        28,491
11       17,103          25,697       25,667        28,491       25,250       25,220        28,491
12       17,959          28,196       28,166        30,170       27,696       27,666        29,634
13       18,856          30,937       30,907        33,102       30,387       30,357        32,514
14       19,799          33,946       33,916        35,982       33,342       33,312        35,342
15       20,789          37,230       37,200        39,463       36,567       36,537        38,760
16       21,829          40,838       40,808        42,880       40,110       40,080        42,115
17       22,920          44,773       44,743        47,011       43,974       43,944        46,173
18       24,066          49,057       49,027        51,509       48,181       48,151        50,589
19       25,270          53,750       53,750        56,437       52,752       52,752        55,389
20       26,533          58,928       58,928        61,873       57,745       57,745        60,632

25       33,864          93,333       93,333        97,999       89,455       89,455        93,927
35       55,160         234,133      234,133       236,474      215,506      215,506       217,660
--------------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            35    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                    CASH                                 CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER     DEATH      ACCOUNT     SURRENDER     DEATH
YEAR    PER YEAR       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500          9,982       9,204      28,491        9,982       9,204      28,491
 2       11,025         10,327       9,547      28,491       10,327       9,547      28,491
 3       11,576         10,664       9,884      28,491       10,662       9,882      28,491
 4       12,155         11,013      10,383      28,491       10,980      10,350      28,491
 5       12,763         11,374      10,744      28,491       11,278      10,648      28,491
 6       13,401         11,748      11,318      28,491       11,549      11,119      28,491
 7       14,071         12,135      11,705      28,491       11,784      11,354      28,491
 8       14,775         12,536      12,306      28,491       11,972      11,742      28,491
 9       15,513         12,952      12,722      28,491       12,098      11,868      28,491
10       16,289         13,382      13,352      28,491       12,146      12,116      28,491
11       17,103         13,848      13,818      28,491       12,116      12,086      28,491
12       17,959         14,331      14,301      28,491       11,968      11,938      28,491
13       18,856         14,833      14,803      28,491       11,678      11,648      28,491
14       19,799         15,353      15,323      28,491       11,213      11,183      28,491
15       20,789         15,893      15,863      28,491       10,531      10,501      28,491
16       21,829         16,452      16,422      28,491        9,569       9,539      28,491
17       22,920         17,033      17,003      28,491        8,244       8,214      28,491
18       24,066         17,634      17,604      28,491        6,434       6,404      28,491
19       25,270         18,259      18,229      28,491        3,972       3,942      28,491
20       26,533         18,906      18,876      28,491          625         595      28,491

25       33,864         22,523      22,493      28,491           --          --          --
35       55,160         32,074      32,044      32,394           --          --          --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            36    - PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      -------------------------------------------------------------------

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)



                              CURRENT CHARGES*                   GUARANTEED CHARGES**
END    PREMIUMS      -----------------------------------------------------------------------
OF   ACCUMULATED                     CASH                                CASH
CONTRACT AT 5% INTEREST  ACCOUNT  SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
YEAR    PER YEAR       VALUE        VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------
 1       10,500         9,412        8,677       28,491      9,412       8,677       28,491
 2       11,025         9,177        8,459       28,491      9,177       8,459       28,491
 3       11,576         8,932        8,232       28,491      8,919       8,220       28,491
 4       12,155         8,693        8,142       28,491      8,632       8,084       28,491
 5       12,763         8,460        7,922       28,491      8,309       7,781       28,491
 6       13,401         8,232        7,873       28,491      7,943       7,596       28,491
 7       14,071         8,010        7,659       28,491      7,522       7,191       28,491
 8       14,775         7,792        7,607       28,491      7,029       6,859       28,491
 9       15,513         7,580        7,399       28,491      6,446       6,287       28,491
10       16,289         7,373        7,343       28,491      5,749       5,719       28,491
11       17,103         7,182        7,152       28,491      4,918       4,888       28,491
12       17,959         6,994        6,964       28,491      3,913       3,883       28,491
13       18,856         6,811        6,781       28,491      2,697       2,667       28,491
14       19,799         6,632        6,602       28,491      1,223       1,193       28,491
15       20,789         6,457        6,427       28,491         --          --           --
16       21,829         6,285        6,255       28,491         --          --           --
17       22,920         6,117        6,087       28,491         --          --           --
18       24,066         5,954        5,924       28,491         --          --           --
19       25,270         5,793        5,763       28,491         --          --           --
20       26,533         5,636        5,606       28,491         --          --           --

25       33,864         4,903        4,873       28,491         --          --           --
35       55,160         3,659        3,629       28,491         --          --           --
--------------------------------------------------------------------------------------------


     *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
    **These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            37    - PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust
Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                ARTHUR ANDERSEN LLP

                                SA-1  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

December 31, 1998                                             Asia         Diversified The George   Global      Global
                                                              Pacific      Income      Putnam Fund  Asset       Growth
                                                              Growth       Sub-Account of Boston    Allocation  Sub-Account
                                                              Sub-Account              Sub-Account  Sub-Account
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH FUND
 Shares 67,687
 Cost $696,405
 .........................................................................................................................
   Market Value:                                                $563,830   $       --  $       --   $       --  $       --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 176,335
 Cost $1,915,177
 .........................................................................................................................
   Market Value:                                                      --    1,849,752          --           --          --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
 Shares 1,399
 Cost $14,086
 .........................................................................................................................
   Market Value:                                                      --           --      14,379           --          --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 100,935
 Cost $1,646,624
 .........................................................................................................................
   Market Value:                                                      --           --          --    1,912,715          --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
 Shares 467,141
 Cost $7,293,679
 .........................................................................................................................
   Market Value:                                                      --           --          --           --   9,473,627
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 Shares 843,598
 Cost $19,296,954
 .........................................................................................................................
   Market Value:                                                      --           --          --           --          --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 Shares 10,109
 Cost $101,057
 .........................................................................................................................
   Market Value:                                                      --           --          --           --          --
--------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                              --           --       9,386           --          73
 .........................................................................................................................
Receivable from fund shares sold                                      --           --          --           --          --
 .........................................................................................................................
Total Assets                                                     563,830    1,849,752      23,765    1,912,715   9,473,700
 .........................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                                --           --          --           --          --
 .........................................................................................................................
Payable for fund shares purchased                                     --           --       9,265           --          68
 .........................................................................................................................
TOTAL LIABILITIES                                                     --           --       9,265           --          68
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)               $  563,830   $1,849,752  $   14,500   $1,912,715  $9,473,632
--------------------------------------------------------------------------------------------------------------------------

December 31, 1998                                             Growth       Health
                                                              and Income   Sciences
                                                              Sub-Account  Sub-Account

--------------------------------------------------------------------------------------------------
ASSETS
Investments:
---------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH FUND
 Shares 67,687
 Cost $696,405
 ...........................................................
   Market Value:                                              $        --  $       --
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT DIVERSIFIED INCOME FUND
 Shares 176,335
 Cost $1,915,177
 ...........................................................
   Market Value:                                                       --          --
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
 Shares 1,399
 Cost $14,086
 ...........................................................
   Market Value:                                                       --          --
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 Shares 100,935
 Cost $1,646,624
 ...........................................................
   Market Value:                                                       --          --
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GLOBAL GROWTH FUND
 Shares 467,141
 Cost $7,293,679
 ...........................................................
   Market Value:                                                       --          --
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GROWTH AND INCOME FUND
 Shares 843,598
 Cost $19,296,954
 ...........................................................
   Market Value:                                               24,270,325          --
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT HEALTH SCIENCES FUND
 Shares 10,109
 Cost $101,057
 ...........................................................
   Market Value:                                                       --     110,591
--------------------------------------------------------------------------------------------------------------------------

Due from Hartford Life Insurance Company                           14,271          --
 ...........................................................
Receivable from fund shares sold                                       --          --
 ...........................................................
Total Assets                                                   24,284,596     110,591
 ...........................................................
LIABILITIES
Due to Hartford Life Insurance Company                                 --          --
 ...........................................................
Payable for fund shares purchased                                  14,270          --
 ...........................................................
TOTAL LIABILITIES                                                  14,270          --
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)               $24,270,326  $  110,591
--------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-2  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1998                                              High Yield  International International International Investors
                                                               Sub-Account Growth       Growth and   New          Sub-Account
                                                                           Sub-Account  Income       Opportunities
                                                                                        Sub-Account  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 Shares 406,011
 Cost $5,021,064
 ............................................................................................................................
   Market Value:                                               $4,750,334   $      --    $      --    $      --    $      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 43,814
 Cost $509,728
 ............................................................................................................................
   Market Value:                                                       --     592,360           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 21,432
 Cost $255,402
 ............................................................................................................................
   Market Value:                                                       --          --      262,325           --           --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
 Shares 23,649
 Cost $254,155
 ............................................................................................................................
   Market Value:                                                       --          --           --      271,731           --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 Shares 70,968
 Cost $691,202
 ............................................................................................................................
   Market Value:                                                       --          --           --           --      826,773
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 Shares 3,953,788
 Cost $3,953,788
 ............................................................................................................................
   Market Value:                                                       --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 503,756
 Cost $8,189,436
 ............................................................................................................................
   Market Value:                                                       --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                               --          --           --           --        2,628
 ............................................................................................................................
Receivable from fund shares sold                                       --          --           --           --           --
 ............................................................................................................................
Total Assets                                                    4,750,334     592,360      262,325      271,731      829,401
 ............................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                                 --          --           --           --           --
 ............................................................................................................................
Payable for fund shares purchased                                      --          --           --           --        2,628
 ............................................................................................................................
TOTAL LIABILITIES                                                      --          --           --           --        2,628
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)                $4,750,334   $ 592,360    $ 262,325    $ 271,731    $ 826,773
-----------------------------------------------------------------------------------------------------------------------------

December 31, 1998                                              Money       New
                                                               Market      Opportunities
                                                               Sub-Account Sub-Account

-----------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments:
-----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT HIGH YIELD FUND
 Shares 406,011
 Cost $5,021,064
 ............................................................
   Market Value:                                               $       --  $        --
-----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH FUND
 Shares 43,814
 Cost $509,728
 ............................................................
   Market Value:                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
 Shares 21,432
 Cost $255,402
 ............................................................
   Market Value:                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
 Shares 23,649
 Cost $254,155
 ............................................................
   Market Value:                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INVESTORS FUND
 Shares 70,968
 Cost $691,202
 ............................................................
   Market Value:                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT MONEY MARKET FUND
 Shares 3,953,788
 Cost $3,953,788
 ............................................................
   Market Value:                                                3,953,788           --
-----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 503,756
 Cost $8,189,436
 ............................................................
   Market Value:                                                       --   13,127,885
-----------------------------------------------------------------------------------------------------------------------------

Due from Hartford Life Insurance Company                               --           75
 ............................................................
Receivable from fund shares sold                                    2,483           --
 ............................................................
Total Assets                                                    3,956,271   13,127,960
 ............................................................
LIABILITIES
Due to Hartford Life Insurance Company                              2,465           --
 ............................................................
Payable for fund shares purchased                                      --           68
 ............................................................
TOTAL LIABILITIES                                                   2,465           68
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)                $3,953,806  $13,127,892
-----------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-3  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1998                                          New          OTC &        Research     U.S.            Utilities
                                                           Value        Emerging     Sub-Account  Government      Growth
                                                           Sub-Account  Growth                    and High        and Income
                                                                        Sub-Account               Quality Bond    Sub-Account
                                                                                                  Sub-Account
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 Shares 21,278
 Cost $235,938
 ...........................................................................................................................
   Market Value:                                            $ 255,974    $      --    $      --     $       --    $       --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 Shares 906
 Cost $7,908
 ...........................................................................................................................
   Market Value:                                                   --        9,140           --             --            --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 Shares 1,480
 Cost $16,075
 ...........................................................................................................................
   Market Value:                                                   --           --       17,660             --            --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND
 Shares 132,026
 Cost $1,739,970
 ...........................................................................................................................
   Market Value:                                                   --           --           --      1,812,711            --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 133,117
 Cost $1,832,694
 ...........................................................................................................................
   Market Value:                                                   --           --           --             --     2,421,391
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 Shares 24,513
 Cost $291,664
 ...........................................................................................................................
   Market Value:                                                   --           --           --             --            --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 Shares 359,357
 Cost $11,274,718
 ...........................................................................................................................
   Market Value:                                                   --           --           --             --            --
----------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                           --           --           --             --            --
 ...........................................................................................................................
Receivable from fund shares sold                                   --           --           --             --            --
 ...........................................................................................................................
Total Assets                                                  255,974        9,140       17,660      1,812,711     2,421,391
 ...........................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                             --           --           --             --            --
 ...........................................................................................................................
Payable for fund shares purchased                                  --           --           --             --            --
 ...........................................................................................................................
TOTAL LIABILITIES                                                  --           --           --             --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)             $ 255,974    $   9,140    $  17,660     $1,812,711    $2,421,391
----------------------------------------------------------------------------------------------------------------------------

December 31, 1998                                          Vista        Voyager
                                                           Sub-Account  Sub-Account

----------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments:
----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT NEW VALUE FUND
 Shares 21,278
 Cost $235,938
 ........................................................
   Market Value:                                            $      --   $        --
----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT OTC & EMERGING GROWTH FUND
 Shares 906
 Cost $7,908
 ........................................................
   Market Value:                                                   --            --
----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT RESEARCH FUND
 Shares 1,480
 Cost $16,075
 ........................................................
   Market Value:                                                   --            --
----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND
 Shares 132,026
 Cost $1,739,970
 ........................................................
   Market Value:                                                   --            --
----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 133,117
 Cost $1,832,694
 ........................................................
   Market Value:                                                   --            --
----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VISTA FUND
 Shares 24,513
 Cost $291,664
 ........................................................
   Market Value:                                              360,831            --
----------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND
 Shares 359,357
 Cost $11,274,718
 ........................................................
   Market Value:                                                   --    16,476,508
----------------------------------------------------------------------------------------------------------------------------

Due from Hartford Life Insurance Company                           --            74
 ........................................................
Receivable from fund shares sold                                   --            --
 ........................................................
Total Assets                                                  360,831    16,476,582
 ........................................................
LIABILITIES
Due to Hartford Life Insurance Company                             --            --
 ........................................................
Payable for fund shares purchased                                  --            68
 ........................................................
TOTAL LIABILITIES                                                  --            68
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS (VARIABLE LIFE CONTRACT LIABILITIES)             $ 360,831   $16,476,514
----------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-4  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1998                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ---------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                         62,626  $ 9.003084  $  563,830
  ................................................................................
  Diversified Income Fund                         134,053   13.798650   1,849,752
  ................................................................................
  George Putnam Fund                                1,403   10.338503      14,500
  ................................................................................
  Global Asset Allocation Fund                     97,567   19.604138   1,912,715
  ................................................................................
  Global Growth Fund                              467,015   20.285477   9,473,632
  ................................................................................
  Growth and Income Fund                        1,023,024   23.724100  24,270,326
  ................................................................................
  Health Sciences Fund                             10,099   10.950541     110,591
  ................................................................................
  High Yield Fund                                 330,628   14.367617   4,750,334
  ................................................................................
  International Growth Fund                        42,973   13.784342     592,360
  ................................................................................
  International Growth and Income Fund             19,742   13.287617     262,325
  ................................................................................
  International New Opportunities Fund             23,536   11.545331     271,731
  ................................................................................
  Investors Fund                                   71,650   11.539064     826,773
  ................................................................................
  Money Market Fund                             3,224,735    1.226087   3,953,806
  ................................................................................
  New Opportunities Fund                          533,884   24.589388  13,127,892
  ................................................................................
  New Value Fund                                   20,485   12.495592     255,974
  ................................................................................
  OTC & Emerging Fund                                 907   10.074314       9,140
  ................................................................................
  Research Fund                                     1,408   12.540201      17,660
  ................................................................................
  U.S. Government and High Quality Bond Fund      124,856   14.518456   1,812,711
  ................................................................................
  Utilities Growth and Income Fund                109,222   22.169452   2,421,391
  ................................................................................
  Vista Fund                                       24,511   14.721186     360,831
  ................................................................................
  Voyager Fund                                    654,796   25.162820  16,476,514
  ................................................................................
 GRAND TOTAL:                                                          $83,334,788
 ---------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-5  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified   The George     Global Asset
 December 31, 1998                  Growth         Income        Putnam Fund    Allocation
                                    Sub-Account    Sub-Account   of Boston      Sub-Account
                                                                 Sub-Account*
 ----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 32,285       $ 70,490        $ 43         $ 41,230
  ...................................................................................................
  Capital gains income                      --         29,940          --          177,098
  ...................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...................................................................................................
  Net realized gain (loss) on
    security transactions              (41,207)         1,671           1           (1,329)
  ...................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (39,426)      (131,240)        293           20,104
  ...................................................................................................
  Net gain (loss) on investments       (80,633)      (129,569)        294           18,775
 ----------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $(48,348)      $(29,139)       $337         $237,103
 ----------------------------------------------------------------------------------------------------

 For the Year Ended                 Global        Growth        Health
 December 31, 1998                  Growth        and Income    Sciences
                                    Sub-Account   Sub-Account   Sub-Account*

 ---------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   214,168   $   360,949      $   97
  ................................
  Capital gains income                1,070,840     2,356,273          --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                (1,364)      (18,503)     (8,309)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   920,126       488,209       9,534
  ................................
  Net gain (loss) on investments        918,762       469,706       1,225
 ----------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 2,203,770   $ 3,186,928      $1,322
 ----------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-6  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 High Yield     International International International
 December 31, 1998                  Sub-Account    Growth        Growth and    New
                                                   Sub-Account   Income        Opportunities
                                                                 Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 364,870       $ 1,961       $  3,220      $   439
  ........................................................................................
  Capital gains income                  57,254            --          8,262           --
  ........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................
  Net realized gain (loss) on
    security transactions              (37,700)       (2,248)       (13,163)      (2,535)
  ........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (723,080)       78,151          9,351       30,988
  ........................................................................................
  Net gain (loss) on investments      (760,780)       75,903         (3,812)      28,453
 -----------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(338,656)      $77,864       $  7,670      $28,892
 -----------------------------------------------------------------------------------------

 For the Year Ended                 Investors     Money         New
 December 31, 1998                  Sub-Account*  Market        Opportunities
                                                  Sub-Account   Sub-Account

 -----------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $  1,060      $187,481     $       --
  ................................
  Capital gains income                      --            --        159,622
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 (937)           --        (29,156)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  135,571            --      2,419,602
  ................................
  Net gain (loss) on investments       134,634            --      2,390,446
 -----------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $135,694      $187,481     $2,550,068
 -----------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-7  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 New            OTC &          Research      U.S. Government
 December 31, 1998                  Value          Emerging       Sub-Account** and High
                                    Sub-Account    Growth                       Quality Bond
                                                   Sub-Account*                 Sub-Account
 ----------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 5,037         $    4         $   28         $ 80,167
  .............................................................................................
  Capital gains income                  5,627             --              1            2,087
  .............................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................
  Net realized gain (loss) on
    security transactions                 515              1              1            2,683
  .............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   5,488          1,232          1,585           36,983
  .............................................................................................
  Net gain (loss) on investments        6,003          1,233          1,586           39,666
 ----------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $16,667         $1,237         $1,615         $121,920
 ----------------------------------------------------------------------------------------------

 For the Year Ended                 Utilities     Vista          Voyager
 December 31, 1998                  Growth        Sub-Account    Sub-Account
                                    and Income
                                    Sub-Account
 ----------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 61,115      $    --      $    33,492
  ................................
  Capital gains income                 105,334           --          817,198
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                  551       (4,666)         (39,065)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  134,073       48,979        2,366,551
  ................................
  Net gain (loss) on investments       134,624       44,313        2,327,486
 ----------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $301,073      $44,313      $ 3,178,176
 ----------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-8  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified   The George     Global
 December 31, 1998                  Growth         Income        Putnam Fund    Asset
                                    Sub-Account    Sub-Account   of Boston      Allocation
                                                                 Sub-Account*   Sub-Account
 ------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $  32,285    $    70,490      $    43     $    41,230
  .........................................................................................
  Capital gains income                       --         29,940           --         177,098
  .........................................................................................
  Net realized gain (loss) on
    security transactions               (41,207)         1,671            1          (1,329)
  .........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   (39,426)      (131,240)         293          20,104
  .........................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (48,348)       (29,139)         337         237,103
  .........................................................................................
 UNIT TRANSACTIONS:
  Purchases                                  --             --        1,000              --
  .........................................................................................
  Net transfers                         (26,828)       328,011        3,811         (36,615)
  .........................................................................................
  Surrenders                            (92,345)       (54,287)          96         (33,858)
  .........................................................................................
  Net loan activity                      (4,990)           442        9,265          (1,979)
  .........................................................................................
  Cost of insurance                      (4,390)       (12,619)          (9)        (12,944)
  .........................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (128,553)       261,547       14,163         (85,396)
  .........................................................................................
  Total increase (decrease) in net
    assets                             (176,901)       232,408       14,500         151,707
  .........................................................................................
 NET ASSETS:
  Beginning of period                   740,731      1,617,344           --       1,761,008
 ------------------------------------------------------------------------------------------
  END OF PERIOD                       $ 563,830    $ 1,849,752      $14,500     $ 1,912,715
 ------------------------------------------------------------------------------------------

 For the Year Ended                 Global        Growth         Health
 December 31, 1998                  Growth        and Income     Sciences
                                    Sub-Account   Sub-Account    Sub-Account*

 -----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   214,168   $    360,949     $     97
  ................................
  Capital gains income                1,070,840      2,356,273           --
  ................................
  Net realized gain (loss) on
    security transactions                (1,364)       (18,503)      (8,309)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   920,126        488,209        9,534
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                        2,203,770      3,186,928        1,322
  ................................
 UNIT TRANSACTIONS:
  Purchases                                  68             68        1,000
  ................................
  Net transfers                          54,962      2,023,631      109,086
  ................................
  Surrenders                           (301,472)    (1,114,383)        (590)
  ................................
  Net loan activity                     (15,579)        38,426           --
  ................................
  Cost of insurance                     (55,333)      (138,157)        (227)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (317,354)       809,585      109,269
  ................................
  Total increase (decrease) in net
    assets                            1,886,416      3,996,513      110,591
  ................................
 NET ASSETS:
  Beginning of period                 7,587,216     20,273,813           --
 ------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 9,473,632   $ 24,270,326     $110,591
 ------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-9  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 High Yield     International International  International
 December 31, 1998                  Sub-Account    Growth        Growth         New
                                                   Sub-Account*  and Income     Opportunities
                                                                 Sub-Account    Sub-Account
 --------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $   364,870     $  1,961      $  3,220       $    439
  ...........................................................................................
  Capital gains income                    57,254           --         8,262             --
  ...........................................................................................
  Net realized gain (loss) on
    security transactions                (37,700)      (2,248)      (13,163)        (2,535)
  ...........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   (723,080)      78,151         9,351         30,988
  ...........................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (338,656)      77,864         7,670         28,892
  ...........................................................................................
 UNIT TRANSACTIONS:
  Purchases                                   --           --            --             --
  ...........................................................................................
  Net transfers                          904,461      376,363        95,761         56,466
  ...........................................................................................
  Surrenders                            (153,503)      (4,974)       (5,988)        (6,199)
  ...........................................................................................
  Net loan activity                      (28,064)        (764)         (886)        (2,292)
  ...........................................................................................
  Cost of insurance                      (32,618)      (2,123)       (1,476)        (1,692)
  ...........................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         690,276      368,502        87,411         46,283
  ...........................................................................................
  Total increase (decrease) in net
    assets                               351,620      446,366        95,081         75,175
  ...........................................................................................
 NET ASSETS:
  Beginning of period                  4,398,714      145,994       167,244        196,556
 --------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 4,750,334     $592,360      $262,325       $271,731
 --------------------------------------------------------------------------------------------

 For the Year Ended                 Investors      Money          New
 December 31, 1998                  Sub-Account*   Market         Opportunities
                                                   Sub-Account    Sub-Account

 --------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $  1,060      $   187,481   $         --
  ................................
  Capital gains income                      --               --        159,622
  ................................
  Net realized gain (loss) on
    security transactions                 (937)              --        (29,156)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  135,571               --      2,419,602
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                         135,694          187,481      2,550,068
  ................................
 UNIT TRANSACTIONS:
  Purchases                              1,000        7,126,691             68
  ................................
  Net transfers                        694,266       (6,976,297)       704,490
  ................................
  Surrenders                            (3,048)         (92,978)      (508,652)
  ................................
  Net loan activity                         --         (144,914)       (12,156)
  ................................
  Cost of insurance                     (1,139)         (28,775)       (74,421)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       691,079         (116,273)       109,329
  ................................
  Total increase (decrease) in net
    assets                             826,773           71,208      2,659,397
  ................................
 NET ASSETS:
  Beginning of period                       --        3,882,598     10,468,495
 --------------------------------------------------------------------------------------------
  END OF PERIOD                       $826,773      $ 3,953,806   $ 13,127,892
 --------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-10  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 New            OTC &          Research        U.S. Government
 December 31, 1998                  Value          Emerging       Sub-Account**   and High
                                    Sub-Account    Growth                         Quality Bond
                                                   Sub-Account*                   Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   5,037       $    4         $    28        $   80,167
  ...............................................................................................
  Capital gains income                    5,627           --               1             2,087
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                   515            1               1             2,683
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     5,488        1,232           1,585            36,983
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           16,667        1,237           1,615           121,920
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                                  --        1,000           1,000                --
  ...............................................................................................
  Net transfers                         (40,034)       6,935          15,104           252,563
  ...............................................................................................
  Surrenders                            (10,026)         (22)            (42)          (52,978)
  ...............................................................................................
  Net loan activity                         222           --             (17)            2,786
  ...............................................................................................
  Cost of insurance                      (1,702)         (10)             --           (11,466)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        (51,540)       7,903          16,045           190,905
  ...............................................................................................
  Total increase (decrease) in net
    assets                              (34,873)       9,140          17,660           312,825
  ...............................................................................................
 NET ASSETS:
  Beginning of period                   290,847           --              --         1,499,886
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $ 255,974       $9,140         $17,660        $1,812,711
 ------------------------------------------------------------------------------------------------

 For the Year Ended                 Utilities     Vista         Voyager
 December 31, 1998                  Growth        Sub-Account   Sub-Account
                                    and Income
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    61,115    $     --     $     33,492
  ................................
  Capital gains income                  105,334          --          817,198
  ................................
  Net realized gain (loss) on
    security transactions                   551      (4,666)         (39,065)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   134,073      48,979        2,366,551
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          301,073      44,313        3,178,176
  ................................
 UNIT TRANSACTIONS:
  Purchases                                  --          --               68
  ................................
  Net transfers                         227,820     140,107        1,085,936
  ................................
  Surrenders                            (76,662)     (4,900)        (619,410)
  ................................
  Net loan activity                       6,862          --          (12,339)
  ................................
  Cost of insurance                     (15,317)     (1,419)         (92,192)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        142,703     133,788          362,063
  ................................
  Total increase (decrease) in net
    assets                              443,776     178,101        3,540,239
  ................................
 NET ASSETS:
  Beginning of period                 1,977,615     182,730       12,936,275
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 2,421,391    $360,831     $ 16,476,514
 ------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-11  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia          Diversified   Global        Global
 December 31, 1997                  Pacific       Income        Asset         Growth
                                    Growth        Sub-Account   Allocation    Sub-Account
                                    Sub-Account                 Sub-Account
 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $ 18,881    $    62,554   $    45,684   $   155,488
  .......................................................................................
  Capital gains income                      --          9,861        78,086       167,244
  .......................................................................................
  Net realized gain (loss) on
    security transactions               (4,716)           208           985        (6,243)
  .......................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (145,844)        21,960       137,965       601,162
  .......................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (131,679)        94,583       262,720       917,651
  .......................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 --             --            --            --
  .......................................................................................
  Net transfers                         (5,780)       499,003       345,410       880,302
  .......................................................................................
  Surrenders                           (17,461)       (27,995)      (30,466)     (273,522)
  .......................................................................................
  Net loan activity                     (7,128)        (1,526)      (21,786)      (43,107)
  .......................................................................................
  Cost of insurance                     (6,464)        (9,419)      (10,616)      (49,753)
  .......................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (36,833)       460,063       282,542       513,920
  .......................................................................................
  Total increase (decrease) in net
    assets                            (168,512)       554,646       545,262     1,431,571
  .......................................................................................
 NET ASSETS:
  Beginning of period                  909,242      1,062,698     1,215,746     6,155,645
 ----------------------------------------------------------------------------------------
  END OF PERIOD                       $740,730    $ 1,617,344   $ 1,761,008   $ 7,587,216
 ----------------------------------------------------------------------------------------

 For the Year Ended                 Growth         High Yield    International International
 December 31, 1997                  and Income     Sub-Account   Growth        Growth
                                    Sub-Account                  Sub-Account*  and Income
                                                                               Sub-Account*
 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    314,190   $   246,290     $  2,245      $  4,968
  ................................
  Capital gains income                   764,750        28,559           --            --
  ................................
  Net realized gain (loss) on
    security transactions                (11,346)        2,554         (952)          261
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  2,573,528       241,895        4,480        (2,427)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                         3,641,122       519,298        5,773         2,802
  ................................
 UNIT TRANSACTIONS:
  Purchases                                   --            --        1,000         1,000
  ................................
  Net transfers                        3,372,228       738,928      141,118       164,247
  ................................
  Surrenders                            (399,306)     (149,096)      (1,312)         (664)
  ................................
  Net loan activity                      (95,139)       16,923           --            --
  ................................
  Cost of insurance                     (114,975)      (26,321)        (585)         (141)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       2,762,808       580,434      140,221       164,442
  ................................
  Total increase (decrease) in net
    assets                             6,403,930     1,099,732      145,994       167,244
  ................................
 NET ASSETS:
  Beginning of period                 13,869,884     3,298,982           --            --
 ----------------------------------------------------------------------------------------
  END OF PERIOD                     $ 20,273,814   $ 4,398,714     $145,994      $167,244
 ----------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-12  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 International  Money          New            New
 December 31, 1997                  New            Market         Opportunities  Value
                                    Opportunities  Sub-Account    Sub-Account    Sub-Account*
                                    Sub-Account*
 --------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $    571     $    187,676   $         --     $     --
  ...........................................................................................
  Capital gains income                      --               --             --           --
  ...........................................................................................
  Net realized gain (loss) on
    security transactions                 (583)              --         (5,661)      (2,943)
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (13,413)              --      1,909,685       14,548
  ...........................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (13,425)         187,676      1,904,024       11,605
  ...........................................................................................
 UNIT TRANSACTIONS:
  Purchases                              1,000        9,479,089             --        1,000
  ...........................................................................................
  Net transfers                        211,827       (9,663,164)     1,158,747      287,299
  ...........................................................................................
  Surrenders                            (2,118)        (119,388)      (294,057)      (8,127)
  ...........................................................................................
  Net loan activity                         (1)        (193,526)       (72,749)          --
  ...........................................................................................
  Cost of insurance                       (727)         (31,033)       (60,495)        (930)
  ...........................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       209,981         (528,022)       731,446      279,242
  ...........................................................................................
  Total increase (decrease) in net
    assets                             196,556         (340,346)     2,635,470      290,847
  ...........................................................................................
 NET ASSETS:
  Beginning of period                       --        4,222,944      7,833,025           --
 --------------------------------------------------------------------------------------------
  END OF PERIOD                       $196,556     $  3,882,598   $ 10,468,495     $290,847
 --------------------------------------------------------------------------------------------

 For the Year Ended                 U.S. Government   Utilities     Vista          Voyager
 December 31, 1997                  and High          Growth        Sub-Account*   Sub-Account
                                    Quality Bond      and Income
                                    Sub-Account       Sub-Account
 --------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $   83,063     $    56,715     $     15     $     20,325
  ................................
  Capital gains income                         --          77,339           --          438,026
  ................................
  Net realized gain (loss) on
    security transactions                   1,430           4,906       (6,610)           1,878
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      25,565         280,202       20,188        2,144,618
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                            110,058         419,162       13,593        2,604,847
  ................................
 UNIT TRANSACTIONS:
  Purchases                                    --              --        1,000               --
  ................................
  Net transfers                           135,429         126,503      170,550        1,437,360
  ................................
  Surrenders                              (24,042)        (29,456)      (1,924)        (346,502)
  ................................
  Net loan activity                        (1,568)        (10,900)          --          (87,887)
  ................................
  Cost of insurance                        (9,754)        (12,352)        (489)         (73,765)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          100,065          73,795      169,137          929,206
  ................................
  Total increase (decrease) in net
    assets                                210,123         492,957      182,730        3,534,053
  ................................
 NET ASSETS:
  Beginning of period                   1,289,764       1,484,659           --        9,402,223
 --------------------------------------------------------------------------------------------
  END OF PERIOD                        $1,499,887     $ 1,977,616     $182,730     $ 12,936,276
 --------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 SA-13  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1998

1.  ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.

                            SA-14    PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                          ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

                             F-1     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

                             F-2     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------
 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

                             F-3     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------     -------       ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                    -------------
 Total other comprehensive income........                                                                   5
                                                                                                    -------------
   Total comprehensive income                                                                             355
                                                                                                    -------------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                          -------      ------         -----------   -------------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                    -------------
 Total other comprehensive income........                                                                 149
                                                                                                    -------------
   Total comprehensive income                                                                             451
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                          -------      ------         -----------   -------------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                    -------------
 Total other comprehensive income........                                                                  87
                                                                                                    -------------
   Total comprehensive income............                                                                 125
                                                                                                    -------------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                          -------      ------         -----------   -------------
                                                          -------      ------         -----------   -------------

------------------------------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

                             F-4     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189
Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of
   $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

                             F-5     PROSPECTUS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

  (B) CHANGES IN ACCOUNTING PRINCIPLES

In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential

                             F-6     PROSPECTUS
volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

 (C) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

  (D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

  (E) INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses

                             F-7     PROSPECTUS
on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

  (F) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

                             F-8     PROSPECTUS

Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

  (G) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
  (H) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                          1998        1997         1996
                                        ---------     -----        -----
Commissions...........................  $   1,069   $     976    $     848
Deferred acquisition costs............       (891)       (862)        (823)
Other.................................        588         472          402
                                        ---------       -----        -----
    Total other expenses..............  $     766   $     586    $     427
                                        ---------       -----        -----
                                        ---------       -----        -----

  (I) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.
3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

  (B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Fixed maturities.......................   $     (28)   $      (7)   $    (201)
Equity securities......................          21           12            2
Real estate and other..................           5           (1)          (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains.................................          --           --          (10)
                                                ---          ---        -----
Net realized capital (losses) gains....   $      (2)   $       4    $    (213)
                                                ---          ---        -----
                                                ---          ---        -----

  (C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $       2    $      14    $      13
Gross unrealized capital losses........          (1)          --           (1)
                                                 --
                                                             ---          ---
Net unrealized capital gains...........           1           14           12
Deferred income tax expense............          --            5            4
                                                 --
                                                             ---          ---
Net unrealized capital gains, net of
 tax...................................           1            9            8
Balance -- beginning of year...........           9            8            1
                                                 --
                                                             ---          ---
Net change in unrealized capital gains
 on equity securities..................   $      (8)   $       1    $       7
                                                 --
                                                 --
                                                             ---          ---
                                                             ---          ---

  (D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $     421    $     371    $     386
Gross unrealized capital losses........        (108)         (80)        (341)
Unrealized capital gains credited to
 policyholders.........................         (32)         (30)         (11)
                                              -----        -----        -----
Net unrealized capital gains...........         281          261           34
Deferred income tax expense............          98           91           12
                                              -----        -----        -----
Net unrealized capital gains, net of
 tax...................................         183          170           22
Balance -- beginning of year...........         170           22          (58)
                                              -----        -----        -----
Net change in unrealized capital gains
 (losses) on fixed maturities..........   $      13    $     148    $      80
                                              -----        -----        -----
                                              -----        -----        -----

                             F-9     PROSPECTUS

  (E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----           ---       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----           ---       ----------
                                                                   ----------     -----           ---       ----------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                         AMORTIZED
                                           COST      FAIR VALUE
                                        -----------  -----------
One year or less......................   $   3,047    $   3,116
Over one year through five years......       4,796        4,843
Over five years through ten years.....       3,242        3,318
Over ten years........................       3,420        3,541
                                        -----------  -----------
    Total.............................   $  14,505    $  14,818
                                        -----------  -----------
                                        -----------  -----------

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

  (F) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

                            F-10     PROSPECTUS

  (G) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/ credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds. Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.
The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $ 5,163    $    --    $   188      $     3      $   885        $--       $ 1,076
Inverse floaters (1)...............       24         44         55           --           --         --            99
Anticipatory (4)...................       --         --         --           --          235         --           235
Other bonds and notes..............    7,683        461        597           18        1,300         90         2,466
Short-term investments.............    1,948         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........   14,818        505        840           21        2,420         90         3,876
Equity securities, policy loans and
 other investments.................    6,979         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $21,797        505        840           21        2,420         90         3,876
    Other policyholder funds.......  $19,615      1,100         50           --        1,195         --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $ 1,605    $   890      $    21      $ 3,615        $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $    (6)   $    19      $    --      $    27        $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                            F-11     PROSPECTUS

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $ 5,253   $  500     $   1,404       $ 28      $   221     $ --    $2,153
Inverse floaters (1)...............       75       47            80         --           25       --       152
Anticipatory (4)...................       --       --            --         --           --       --        --
Other bonds and notes..............    7,531      462           460         22        1,258       91     2,293
Short-term investments.............    1,317       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total fixed maturities.........   14,176    1,009         1,944         50        1,504       91     4,598
Equity securities, policy loans and
 other investments.................    3,983       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total investments..............  $18,159    1,009         1,944         50        1,504       91     4,598
    Other policyholder funds.......  $21,034       10           150         --        1,747       --     1,907
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     notional value................            $1,019     $   2,094       $ 50      $ 3,251     $ 91    $6,505
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     fair value....................            $   (8 )   $      23       $ --      $    19     $ (6  ) $   28
                                     --------  -------       ------        ---     ---------     ---    -------
                                     --------  -------       ------        ---     ---------     ---    -------

------------------------

(1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

(2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

(3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

(4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
By Strategy
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
                                                  ------         --------      ------            ------

------------------------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance

                            F-12     PROSPECTUS

Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.
The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
Assets
  Fixed maturities.....................................   $14,818   $14,818   $14,176   $14,176
  Equity securities....................................        31        31       180       180
  Policy loans.........................................     6,684     6,684     3,756     3,756
  Other investments....................................       264       309        47        91
Liabilities
  Other policyholder funds (1).........................   $11,709   $11,726   $11,769   $11,755

------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include

                            F-13     PROSPECTUS
publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

  (A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

  (B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                            F-14     PROSPECTUS

Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.
Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

Income tax expense is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Current................................   $     307    $     162    $     118
Deferred...............................        (119)           5          (98)
                                              -----        -----        -----
  Income tax expense...................   $     188    $     167    $      20
                                              -----        -----        -----
                                              -----        -----        -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Tax provision at the U.S. Federal
 statutory rate........................   $     188    $     164    $      20
Other..................................          --            3           --
                                              -----        -----          ---
  Total................................   $     188    $     167    $      20
                                              -----        -----          ---
                                              -----        -----          ---

Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998         1997
                                                   -----        -----
Tax basis deferred policy acquisition costs...   $     751    $     639
Financial statement deferred policy
 acquisition costs and reserves...............         103           69
Employee benefits.............................           4            8
Net unrealized capital gains on securities....         (98)         (96)
Investments and other.........................        (296)        (272)
                                                     -----        -----
  Total.......................................   $     464    $     348
                                                     -----        -----
                                                     -----        -----

Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

                            F-15     PROSPECTUS

12. COMMITMENTS AND CONTINGENT LIABILITIES

  (A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

 (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

  (C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999...............  $       7
2000...............         12
2001...............         12
2002...............         13
2003...............         13
Thereafter.........         74
                     ---------
  Total............  $     131
                     ---------
                     ---------

Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

  (D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

  (E) INVESTMENTS

As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

13. SEGMENT INFORMATION

Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

                            F-16     PROSPECTUS

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $   915    $   651    $   721    $   645    $   826    $   679    $  1,513   $  1,034
Benefits, claims and expenses......       787        550        591        536        688        550       1,371        904
Net income.........................        83         63         85         74         89         81          93         84

                            F-17     PROSPECTUS

SCHEDULE I -- SUMMARY OF INVESTMENTS --
OTHER THAN INVESTMENTS IN AFFILIATES
AS OF DECEMBER 31, 1998
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

                            F-18     PROSPECTUS

SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----

                            F-19     PROSPECTUS

SCHEDULE IV -- REINSURANCE
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $200,782        $18,289      $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $    271        $   142      $  2,200         6.5%
  Accident and health insurance...................       393          383              8            18        44.4%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,722     $    654        $   150      $  2,218         6.8%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $178,771        $33,156      $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $    340        $   157      $  1,635         9.6%
  Accident and health insurance...................       346          346              2             2       100.0%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,164     $    686        $   159      $  1,637         9.7%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $106,146        $31,957      $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $    298        $   169      $  1,672        10.1%
  Accident and health insurance...................       337          325             21            33        63.6%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,138     $    623        $   190      $  1,705        11.1%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------

                            F-20     PROSPECTUS

                                        PART C

                                  OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (b)  Principal Underwriting Agreement.(2)

     (c)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (d) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of
          Hartford.(2)

     (g)  Form of Reinsurance Contract.

     (h)  Form of Participation Agreement.

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

----------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83656 of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83656 of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-83656 of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 16, 1997.

Item 28.  Officers and Directors.

-------------------------------------------------------------------------------
NAME                    POSITION WITH HARTFORD
-------------------------------------------------------------------------------
Wendell J. Bossen       Vice President
-------------------------------------------------------------------------------
Gregory A. Boyko        Senior Vice President, Director*
-------------------------------------------------------------------------------
Peter W. Cummins        Senior Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch        Vice President
-------------------------------------------------------------------------------
Mary Jane B. Fortin     Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy            Senior Vice President & Treasurer
-------------------------------------------------------------------------------
Lynda Godkin            Senior Vice President, General Counsel and Corporate
                        Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady           Senior Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce        Vice President
-------------------------------------------------------------------------------
Michael D. Keeler       Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner       Senior Vice President
-------------------------------------------------------------------------------
Thomas M. Marra         Executive Vice President, Director*
-------------------------------------------------------------------------------
Joseph J. Noto          Vice President
-------------------------------------------------------------------------------
Craig R. Raymond        Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Donald A. Salama        Vice President
-------------------------------------------------------------------------------
Lowndes A. Smith        President and Chief Executive Officer, Director*
-------------------------------------------------------------------------------
David M. Znamierowski   Senior Vice President, Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

________________________
*Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

     Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

     The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

     The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

     Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a director or officer of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

     Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     Item 31.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
           (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
           (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
           (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager
           Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
           Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company VA - Separate Account One
          Alpine Life Insurance Company VL - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company of America VA - Separate Account One Royal Life Insurance Company of America VL - Separate Account Two

     (b)  Directors and Officers of HSD

     Name and Principal                Positions and Offices
      Business Address                   With Underwriter
     -------------------               ---------------------
     Lowndes A. Smith         President and Chief Executive Officer, Director
     Thomas M. Marra          Executive Vice President, Director
     Robert A. Kerzner        Executive Vice President
     Lynda Godkin             Senior Vice President, General Counsel and
                              Corporate Secretary, Director
     Peter W. Cummins         Senior Vice President
     David T. Foy             Treasurer
     George R. Jay            Controller

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                     SIGNATURES
                                     ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 12th day of April 1999.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                               *By: /s/ Marianne O'Doherty
     ----------------------------                    ------------------------
     David T. Foy, Senior Vice                       Marianne O'Doherty
     President & Treasurer                           Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     ---------------------------
     David T. Foy, Senior Vice
     President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
   Director *
Lynda Godkin, Senior Vice President, General
   Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                   *By: /s/ Marianne O'Doherty
   President, Director*                                ------------------------
Lowndes A. Smith, President,                           Marianne O'Doherty
   Chief Executive Officer,                            Attorney-In-Fact
   Director *
David M. Znamierowski, Senior Vice                Dated: April 12, 1999
   President, Director*

                                   EXHIBIT INDEX


1.1  Form of Reinsurance Contract.

1.2  Form of Participation Agreement.

1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Michael R. Winterfield, FSA, MAAA.

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney.

1.7  Organizational Chart.